Schedule of Investments (unaudited)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.0%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	$410	$398,853
General Dynamics Corp.
2.25%, 06/01/31	298	270,368
2.63%, 11/15/27	278	273,225
2.85%, 06/01/41	265	199,674
3.50%, 04/01/27	347	346,363
3.60%, 11/15/42	188	152,250
3.63%, 04/01/30	525	515,301
3.75%, 05/15/28	374	374,597
4.25%, 04/01/40	504	459,449
4.25%, 04/01/50	372	313,211
4.95%, 08/15/35	480	487,806
General Electric Co.
4.30%, 07/29/30	505	508,548
4.50%, 03/11/44	235	211,670
4.90%, 01/29/36(a)	495	499,918
5.88%, 01/14/38	565	610,060
6.75%, 03/15/32	500	565,333
6.88%, 01/10/39	150	175,996
Lockheed Martin Corp.
2.80%, 06/15/50	454	289,598
3.60%, 03/01/35	333	306,903
3.80%, 03/01/45	565	454,425
3.90%, 06/15/32(a)	415	406,873
4.07%, 12/15/42	613	525,381
4.09%, 09/15/52	376	298,924
4.15%, 08/15/28	165	166,258
4.15%, 06/15/53	500	400,632
4.30%, 06/15/62	480	379,868
4.40%, 08/15/30	380	383,877
4.45%, 05/15/28	280	283,557
4.50%, 02/15/29	355	360,933
4.50%, 05/15/36(a)	305	299,429
4.70%, 12/15/31(a)	445	457,809
4.70%, 05/15/46	608	550,464
4.75%, 02/15/34	480	485,859
4.80%, 08/15/34	475	479,817
5.00%, 08/15/35	245	249,501
5.10%, 11/15/27(a)	365	373,726
5.20%, 02/15/55(a)	595	561,539
5.20%, 02/15/64	490	453,601
5.25%, 01/15/33(a)	535	562,829
5.70%, 11/15/54(a)	510	516,751
5.90%, 11/15/63	420	435,241
Series B, 6.15%, 09/01/36	365	405,221
		16,451,638
Agriculture — 1.1%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	415	253,962
2.90%, 03/01/32(a)	440	404,439
3.25%, 03/27/30	525	506,947
4.50%, 08/15/33(a)	300	299,139
4.50%, 03/15/49	308	264,859
Philip Morris International, Inc.
1.75%, 11/01/30	400	356,528
2.10%, 05/01/30	386	353,943
3.13%, 08/17/27(a)	295	291,980
3.13%, 03/02/28	230	226,539
Security	Par (000)	Value
Agriculture (continued)
3.38%, 08/15/29	$314	$306,742
3.88%, 10/27/28	445	444,414
3.88%, 08/21/42	460	378,416
4.00%, 10/29/30	330	326,341
4.13%, 04/28/28	335	336,556
4.13%, 03/04/43	424	359,630
4.25%, 10/29/32(a)	360	354,058
4.25%, 11/10/44	598	507,594
4.38%, 11/01/27	535	540,078
4.38%, 04/30/30	435	437,474
4.38%, 11/15/41	360	319,212
4.50%, 03/20/42	236	210,962
4.63%, 11/01/29	440	447,452
4.63%, 10/29/35(a)	350	341,484
4.75%, 02/12/27	320	323,092
4.75%, 11/01/31	350	356,329
4.88%, 02/15/28	890	906,352
4.88%, 02/13/29	530	542,539
4.88%, 04/30/35(a)	380	379,025
4.88%, 11/15/43	412	379,864
4.90%, 11/01/34	435	437,317
5.13%, 11/17/27	245	250,118
5.13%, 02/15/30	1,105	1,140,804
5.13%, 02/13/31	600	620,659
5.25%, 09/07/28	350	360,996
5.25%, 02/13/34	940	969,680
5.38%, 02/15/33	980	1,019,044
5.50%, 09/07/30	315	330,730
5.63%, 11/17/29	635	667,300
5.63%, 09/07/33	490	517,993
5.75%, 11/17/32	720	767,636
6.38%, 05/16/38	985	1,091,958
		19,330,185
Airlines — 0.1%
American Airlines 2025-1 Class A Pass Through Trust, 4.90%, 11/11/39(a)	30	29,644
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	276	250,788
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	124	119,845
United Airlines Pass-Through Trust
5.80%, 07/15/37(a)	525	549,434
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	360	333,438
Series 2020-1, 5.88%, 04/15/29	495	506,004
Series AA, 5.45%, 08/15/38	647	660,681
		2,449,834
Apparel — 0.2%
NIKE, Inc.
2.75%, 03/27/27	471	465,916
2.85%, 03/27/30	757	721,927
3.25%, 03/27/40(a)	612	492,411
3.38%, 11/01/46	320	236,952
3.38%, 03/27/50(a)	630	451,440
3.63%, 05/01/43	327	260,937
3.88%, 11/01/45	520	418,809
Ralph Lauren Corp.
2.95%, 06/15/30	435	412,785
5.00%, 06/15/32	130	133,835
		3,595,012

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers — 1.8%
American Honda Finance Corp.
1.80%, 01/13/31	$300	$264,808
2.00%, 03/24/28	380	364,769
2.25%, 01/12/29	225	213,768
3.50%, 02/15/28	176	174,500
4.15%, 01/08/29	225	225,518
4.25%, 09/01/28(a)	365	367,189
4.40%, 09/05/29	500	504,475
4.45%, 10/22/27	355	358,186
4.45%, 01/08/31	225	224,873
4.50%, 09/04/30	365	366,303
4.55%, 07/09/27	300	302,797
4.55%, 03/03/28	335	338,816
4.60%, 04/17/30	385	388,793
4.70%, 01/12/28	285	289,162
4.80%, 03/05/30(a)	290	295,758
4.85%, 10/23/31	265	269,744
4.90%, 03/12/27	270	273,029
4.90%, 07/09/27	335	339,786
4.90%, 03/13/29(a)	285	291,353
4.90%, 01/10/34(a)	275	275,512
5.05%, 07/10/31(a)	325	333,629
5.10%, 01/08/36(a)	225	223,898
5.13%, 07/07/28	400	410,308
5.15%, 07/09/32	390	400,372
5.20%, 03/05/35(a)	170	171,733
5.65%, 11/15/28(a)	340	354,429
5.85%, 10/04/30	265	280,901
Cummins, Inc.
1.50%, 09/01/30	418	373,381
2.60%, 09/01/50	335	203,241
4.70%, 02/15/31	380	387,688
4.88%, 10/01/43	355	338,132
4.90%, 02/20/29(a)	295	303,197
5.15%, 02/20/34	335	344,961
5.30%, 05/09/35	380	392,479
5.45%, 02/20/54(a)	445	437,020
Honda Motor Co. Ltd.
2.53%, 03/10/27	725	714,611
2.97%, 03/10/32	420	384,257
4.44%, 07/08/28	405	408,796
4.69%, 07/08/30	635	641,909
5.34%, 07/08/35	465	474,458
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	585	690,962
PACCAR Financial Corp.
4.45%, 08/06/27	335	338,659
4.55%, 03/03/28	330	335,273
4.60%, 01/31/29	260	265,331
5.00%, 05/13/27	230	233,805
Toyota Motor Corp.
2.36%, 03/25/31	105	95,998
2.76%, 07/02/29	315	302,362
3.67%, 07/20/28	221	220,332
4.19%, 06/30/27(a)	300	301,747
4.45%, 06/30/30	210	212,140
5.05%, 06/30/35(a)	185	189,141
5.12%, 07/13/28	285	293,344
5.12%, 07/13/33	185	191,530
Toyota Motor Credit Corp.
1.15%, 08/13/27	310	298,330
Security	Par (000)	Value
Auto Manufacturers (continued)
1.65%, 01/10/31(a)	$320	$283,118
1.90%, 04/06/28	275	264,357
1.90%, 09/12/31	315	277,010
2.15%, 02/13/30	475	440,881
3.05%, 03/22/27	725	719,573
3.05%, 01/11/28(a)	285	281,375
3.38%, 04/01/30	555	539,252
3.65%, 01/08/29	350	347,808
4.05%, 09/05/28	615	618,201
4.35%, 10/08/27	645	651,308
4.45%, 06/29/29	470	476,279
4.50%, 05/14/27	455	459,433
4.55%, 09/20/27	410	415,147
4.55%, 08/09/29	590	600,112
4.55%, 05/17/30	270	274,342
4.60%, 10/10/31	470	476,214
4.63%, 01/12/28	545	553,690
4.65%, 01/05/29	225	229,467
4.65%, 09/03/32	320	322,253
4.70%, 01/12/33	230	232,119
4.80%, 05/15/30	440	450,459
4.80%, 01/05/34	395	399,561
4.95%, 01/09/30	420	432,540
5.05%, 05/16/29	420	433,255
5.10%, 03/21/31	490	508,231
5.25%, 09/11/28	355	367,109
5.35%, 01/09/35	410	427,560
5.45%, 11/10/27	295	303,461
5.55%, 11/20/30(a)	462	488,296
Series B, 3.75%, 01/12/28	300	300,184
Series B, 4.20%, 01/10/31	300	299,330
Series B, 4.80%, 01/11/36	320	317,263
Series B, 5.00%, 03/19/27	360	365,074
		31,231,755
Auto Parts & Equipment — 0.0%
Magna International, Inc.
2.45%, 06/15/30(a)	446	413,694
5.50%, 03/21/33(a)	175	182,158
		595,852
Banks — 32.6%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	305	306,100
4.90%, 07/16/27	425	431,800
Series A, 3.92%, 12/08/28	250	250,332
Series A, 4.36%, 06/18/28	270	273,118
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29	220	228,047
Banco Santander SA
2.96%, 03/25/31	440	407,203
3.31%, 06/27/29	540	525,490
3.49%, 05/28/30	490	472,579
3.80%, 02/23/28	458	455,254
4.18%, 03/24/28, (1-year CMT + 2.00%)(b)	835	835,419
4.25%, 04/11/27	695	696,226
4.38%, 04/12/28	578	581,451
4.55%, 11/06/30	200	200,129
5.13%, 11/06/35	315	314,542
5.29%, 08/18/27	885	900,791
5.37%, 07/15/28, (1-year CMT + 0.95%)(b)	800	814,530

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.44%, 07/15/31	$555	$581,335
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)	620	642,166
5.55%, 03/14/28, (1-year CMT + 1.25%)(b)	460	467,111
5.57%, 01/17/30	510	530,854
5.59%, 08/08/28	695	720,424
6.03%, 01/17/35	445	475,669
6.61%, 11/07/28	465	495,822
6.94%, 11/07/33	615	701,766
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	905	814,397
1.92%, 10/24/31, (1-day SOFR + 1.37%)(b)	940	840,862
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	975	931,433
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	1,390	1,241,684
2.48%, 09/21/36, (5-year CMT + 1.20%)(b)	660	578,815
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	1,255	1,169,582
2.55%, 02/04/28, (1-day SOFR + 1.05%)(b)	665	655,534
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	1,370	1,235,899
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	1,034	963,851
2.68%, 06/19/41, (1-day SOFR + 1.93%)(b)	1,565	1,146,041
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	1,320	1,210,327
2.83%, 10/24/51, (1-day SOFR + 1.88%)(b)	290	183,525
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	755	719,789
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	1,210	1,106,090
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(b)	610	398,113
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	951	919,681
3.25%, 10/21/27	784	777,600
3.31%, 04/22/42, (1-day SOFR + 1.58%)(b)	1,070	837,006
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(b)	2,222	2,197,779
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(b)	794	789,134
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(b)	820	816,876
3.85%, 03/08/37, (5-year CMT + 2.00%)(b)	830	778,848
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(b)	544	432,631
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(b)	954	952,236
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	1,090	1,084,740
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(b)	483	427,382
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(b)	1,808	1,444,968
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(b)	638	592,171
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(b)	1,053	1,057,534
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(b)	831	698,187
4.38%, 04/27/28, (1-day SOFR + 1.58%)(b)	755	758,204
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(b)	610	527,241
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	1,315	1,308,246
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	725	734,563
4.88%, 04/01/44	220	208,117
4.95%, 07/22/28, (1-day SOFR + 2.04%)(b)	1,005	1,018,868
4.98%, 01/24/29, (1-day SOFR + 0.83%)(b)	780	794,420
Security	Par (000)	Value
Banks (continued)
5.00%, 01/21/44	$682	$654,600
5.02%, 07/22/33, (1-day SOFR + 2.16%)(b)	1,555	1,585,489
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)	995	1,025,908
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	1,080	1,106,055
5.29%, 04/25/34, (1-day SOFR + 1.91%)(b)	1,565	1,607,148
5.43%, 08/15/35, (1-day SOFR + 1.91%)(b)	855	869,379
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)(b)	750	775,800
5.47%, 01/23/35, (1-day SOFR + 1.65%)(b)	1,795	1,861,681
5.51%, 01/24/36, (1-day SOFR + 1.31%)(b)	1,220	1,265,971
5.52%, 10/25/35, (1-day SOFR + 1.74%)(b)	1,100	1,122,837
5.74%, 02/12/36, (1-day SOFR + 1.70%)(b)	885	915,912
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	885	922,745
5.87%, 09/15/34, (1-day SOFR + 1.84%)(b)	1,300	1,380,692
5.88%, 02/07/42	448	475,744
6.00%, 10/15/36	405	435,497
6.11%, 01/29/37	695	744,685
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	875	907,746
7.75%, 05/14/38	675	822,420
Series L, 4.18%, 11/25/27	590	590,799
Series L, 4.75%, 04/21/45(a)	195	176,419
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	621	569,707
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(b)	290	207,710
Bank of Montreal
2.65%, 03/08/27	505	498,724
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(b)	710	711,097
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(b)	650	648,625
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	100	101,371
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(b)	445	453,246
5.20%, 02/01/28	815	834,882
5.37%, 06/04/27	300	305,845
5.51%, 06/04/31	450	471,960
5.72%, 09/25/28	370	385,640
Series H, 4.70%, 09/14/27	390	394,857
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(b)	250	249,442
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	145	138,109
1.65%, 01/28/31(a)	335	296,822
1.80%, 07/28/31	275	241,607
3.00%, 10/30/28	456	444,934
3.25%, 05/16/27	448	445,928
3.30%, 08/23/29	440	428,206
3.40%, 01/29/28	388	385,341
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(b)	501	498,931
3.85%, 04/28/28	435	436,118
3.99%, 06/13/28, (1-day SOFR + 1.15%)(b)	330	330,397
4.03%, 01/22/30, (1-day SOFR + 0.63%)(b)	310	309,636
4.29%, 06/13/33, (1-day SOFR + 1.42%)(b)	480	473,350
4.44%, 06/09/28, (1-day SOFR + 0.68%)(b)	310	312,300
4.54%, 02/01/29, (1-day SOFR + 1.17%)(b)	265	268,082
4.60%, 07/26/30, (1-day SOFR + 1.76%)(b)	225	228,940
4.71%, 02/01/34, (1-day SOFR + 1.51%)(b)	395	395,647
4.73%, 04/20/29, (1-day SOFR + 1.14%)(b)	635	645,661
4.89%, 07/21/28, (1-day SOFR + 0.84%)(b)	310	314,705
4.94%, 02/11/31, (1-day SOFR + 0.89%)(b)	620	636,918

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.97%, 04/26/34, (1-day SOFR + 1.61%)(b)	$520	$528,202
4.98%, 03/14/30, (1-day SOFR + 1.09%)(b)	485	498,573
5.06%, 07/22/32, (1-day SOFR + 1.23%)(b)	420	433,655
5.19%, 03/14/35, (1-day SOFR + 1.42%)(b)	495	509,440
5.23%, 11/20/35, (1-day SOFR + 1.25%)(b)	390	400,523
5.32%, 06/06/36, (1-day SOFR + 1.35%)(b)	295	303,883
5.61%, 07/21/39, (1-day SOFR + 1.77%)(b)	225	234,694
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(b)	505	521,145
5.83%, 10/25/33, (1-day SOFR Index + 2.74%)(b)	720	773,325
6.32%, 10/25/29, (1-day SOFR + 1.60%)(b)	335	354,736
6.47%, 10/25/34, (1-day SOFR + 1.85%)(b)	530	589,872
Bank of Nova Scotia(The)
1.95%, 02/02/27	265	260,254
2.15%, 08/01/31	330	293,861
2.45%, 02/02/32	500	447,113
2.95%, 03/11/27	230	227,857
4.04%, 09/15/28, (1-day SOFR + 0.76%)(b)	650	650,199
4.25%, 02/02/30, (1-day SOFR + 0.73%)(b)	400	400,740
4.34%, 09/15/31, (1-day SOFR + 1.09%)(b)	420	418,213
4.40%, 09/08/28, (1-day SOFR + 1.00%)(b)	750	754,520
4.74%, 11/10/32, (1-day SOFR + 1.44%)(b)	345	347,972
4.81%, 02/02/34, (1-day SOFR + 1.04%)(b)	400	400,086
4.85%, 02/01/30	635	648,850
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	495	504,232
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	495	509,193
5.25%, 06/12/28	135	139,048
5.40%, 06/04/27	385	392,624
5.45%, 08/01/29	315	328,129
5.65%, 02/01/34	210	221,759
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	260	259,149
4.95%, 02/15/36	425	420,013
5.00%, 12/06/34	250	249,616
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	475	473,098
3.60%, 04/07/32	565	538,924
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(b)	555	557,003
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(b)	450	451,240
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(b)	650	654,632
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	320	324,268
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)(b)	735	746,860
5.00%, 04/28/28	445	454,628
5.24%, 06/28/27	680	692,638
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	605	624,276
5.26%, 04/08/29	660	682,914
5.99%, 10/03/28	310	324,931
6.09%, 10/03/33	375	406,014
Capital One NA
2.70%, 02/06/30	250	235,356
4.65%, 09/13/28	110	111,494
Citibank N.A.
4.58%, 05/29/27	1,345	1,357,280
4.84%, 08/06/29	845	864,325
4.91%, 05/29/30	1,025	1,051,665
5.57%, 04/30/34	1,075	1,131,296
5.80%, 09/29/28	1,290	1,350,413
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(b)	$1,045	$935,159
2.56%, 05/01/32, (1-day SOFR + 1.17%)(b)	1,590	1,441,524
2.57%, 06/03/31, (1-day SOFR + 2.11%)(b)	1,763	1,633,692
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	1,196	1,120,334
2.90%, 11/03/42, (1-day SOFR + 1.38%)(b)	550	404,988
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	1,318	1,256,324
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	1,585	1,450,647
3.07%, 02/24/28, (1-day SOFR + 1.28%)(b)	475	470,337
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(b)	1,176	1,166,517
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(b)	1,304	1,297,366
3.79%, 03/17/33, (1-day SOFR + 1.94%)(b)	1,555	1,479,778
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(b)	471	414,566
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	1,380	1,368,972
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(b)	1,019	1,019,062
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(b)	436	366,514
4.41%, 03/31/31, (1-day SOFR + 3.91%)(b)	1,989	1,988,231
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	1,365	1,366,080
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	1,485	1,497,638
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	1,155	1,163,816
4.65%, 07/30/45	639	574,527
4.65%, 07/23/48	1,188	1,045,137
4.66%, 05/24/28, (1-day SOFR + 1.89%)(b)	845	851,899
4.79%, 03/04/29, (1-day SOFR + 0.87%)(b)	1,095	1,110,601
4.91%, 05/24/33, (1-day SOFR + 2.09%)(b)	1,455	1,469,333
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	1,105	1,127,005
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	1,625	1,669,549
5.17%, 09/11/36, (1-day SOFR + 1.49%)(b)	1,035	1,040,476
5.32%, 03/26/41, (1-day SOFR + 4.55%)(b)	560	557,120
5.33%, 03/27/36, (1-day SOFR + 1.47%)(b)	1,175	1,196,820
5.45%, 06/11/35, (1-day SOFR + 1.45%)(b)	1,430	1,472,227
5.61%, 03/04/56, (1-day SOFR + 1.75%)(b)	1,055	1,047,069
5.88%, 01/30/42	560	587,074
6.27%, 11/17/33, (1-day SOFR + 2.34%)(b)	1,465	1,592,215
8.13%, 07/15/39	948	1,204,576
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(b)	140	141,017
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(b)	250	250,377
Commonwealth Bank of Australia, 4.15%, 10/01/30	295	294,657
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	270	273,447
Cooperatieve Rabobank UA, 5.25%, 05/24/41	501	499,692
Cooperatieve Rabobank UA/New York
3.96%, 10/17/28	335	336,264
4.16%, 01/14/31	250	249,124
4.37%, 05/27/27	250	251,944
4.49%, 10/17/29	250	254,434
4.80%, 01/09/29	165	168,900
4.88%, 01/21/28	250	255,417
5.04%, 03/05/27	315	319,172
Deutsche Bank AG/New York NY
4.47%, 12/10/31, (1-day SOFR + 1.10%)(b)	200	199,647
5.41%, 05/10/29	280	291,058

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Fifth Third Bank N.A., 2.25%, 02/01/27	$305	$300,255
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	1,370	1,215,638
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	1,967	1,759,141
2.60%, 02/07/30	1,168	1,096,631
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	1,855	1,688,879
2.64%, 02/24/28, (1-day SOFR + 1.11%)(b)	480	473,196
2.65%, 10/21/32, (1-day SOFR + 1.26%)(b)	1,580	1,426,875
2.91%, 07/21/42, (1-day SOFR + 1.47%)(b)	697	508,986
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	1,985	1,823,471
3.21%, 04/22/42, (1-day SOFR + 1.51%)(b)	1,027	785,566
3.44%, 02/24/43, (1-day SOFR + 1.63%)(b)	870	676,678
3.62%, 03/15/28, (1-day SOFR + 1.85%)(b)	500	497,715
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(b)	760	756,674
3.80%, 03/15/30	1,373	1,352,178
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(a)(b)	1,243	1,235,268
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(b)	1,358	1,212,549
4.15%, 01/21/29, (1-day SOFR + 0.71%)(b)	2,860	2,862,037
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	1,215	1,214,103
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(b)	1,717	1,720,564
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	1,360	1,352,733
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(b)	660	608,431
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	650	653,930
4.52%, 01/21/32, (1-day SOFR + 0.96%)(b)	2,850	2,848,080
4.69%, 10/23/30, (1-day SOFR + 1.14%)(b)	1,100	1,115,129
4.75%, 10/21/45	835	752,972
4.80%, 07/08/44	808	743,317
4.94%, 04/23/28, (1-day SOFR + 1.32%)(b)	380	384,041
4.94%, 10/21/36, (1-day SOFR + 1.33%)(b)	1,300	1,282,133
5.02%, 10/23/35, (1-day SOFR + 1.42%)(b)	1,955	1,954,768
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	1,245	1,275,140
5.07%, 01/21/37, (1-day SOFR + 1.19%)(b)	1,900	1,891,818
5.21%, 01/28/31, (1-day SOFR + 1.08%)(b)	990	1,020,533
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	1,510	1,554,990
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	1,660	1,697,496
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	1,630	1,684,603
5.54%, 01/21/47, (1-day SOFR + 1.32%)(b)	2,850	2,806,212
5.56%, 11/19/45, (1-day SOFR + 1.58%)(b)	385	382,244
5.73%, 04/25/30, (1-day SOFR + 0.27%)(b)	1,250	1,305,065
5.73%, 01/28/56, (1-day SOFR + 1.70%)(b)	530	533,499
5.85%, 04/25/35, (1-day SOFR + 1.55%)(b)	1,490	1,574,810
6.13%, 02/15/33	993	1,081,301
6.25%, 02/01/41	1,194	1,298,388
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	1,355	1,434,465
6.56%, 10/24/34, (1-day SOFR + 1.95%)(b)	900	995,854
HSBC Bank USA N.A, 7.00%, 01/15/39	260	301,615
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(b)	1,315	1,271,641
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)(b)	1,110	1,056,870
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	870	792,862
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	1,475	1,349,069
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	825	771,953
2.87%, 11/22/32, (1-day SOFR + 1.41%)(b)	770	698,873
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	1,798	1,779,242
Security	Par (000)	Value
Banks (continued)
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(b)	$1,313	$1,312,868
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(b)	1,488	1,501,722
4.62%, 11/06/31, (1-day SOFR + 1.19%)(b)	700	702,562
4.76%, 06/09/28, (1-day SOFR + 2.11%)(b)	1,165	1,175,371
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)(b)	695	705,076
4.95%, 03/31/30	1,263	1,293,088
5.13%, 11/19/28, (1-day SOFR + 1.04%)(b)	990	1,007,741
5.13%, 03/03/31, (1-day SOFR + 1.29%)(b)	1,065	1,091,523
5.13%, 11/06/36, (1-day SOFR + 1.43%)(b)	610	608,988
5.21%, 08/11/28, (1-day SOFR + 2.61%)(b)	1,265	1,285,940
5.24%, 05/13/31, (1-day SOFR + 1.57%)(b)	1,125	1,157,776
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	1,330	1,373,339
5.40%, 08/11/33, (1-day SOFR + 2.87%)(b)	1,106	1,143,373
5.45%, 03/03/36, (1-day SOFR + 1.56%)(b)	1,055	1,083,326
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	815	844,638
5.60%, 05/17/28, (1-day SOFR + 1.06%)(b)	1,010	1,029,071
5.72%, 03/04/35, (1-day SOFR + 1.78%)(b)	835	877,387
5.73%, 05/17/32, (1-day SOFR + 1.52%)(b)	960	1,009,227
5.79%, 05/13/36, (1-day SOFR + 1.88%)(b)	1,240	1,303,175
6.10%, 01/14/42(a)	235	252,706
6.16%, 03/09/29, (1-day SOFR + 1.97%)(b)	930	966,535
6.25%, 03/09/34, (1-day SOFR + 2.39%)(b)	1,045	1,131,246
6.33%, 03/09/44, (1-day SOFR + 2.65%)(b)	1,290	1,407,830
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	1,285	1,356,052
HSBC USA, Inc.
4.65%, 06/03/28	480	487,465
5.29%, 03/04/27	645	654,626
Huntington National Bank(The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(b)	395	397,260
4.87%, 04/12/28, (1-day SOFR + 0.72%)(b)	340	342,903
5.65%, 01/10/30	30	31,382
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(b)	443	407,401
3.95%, 03/29/27	790	790,467
4.02%, 03/28/28, (1-day SOFR + 1.83%)(b)	400	400,157
4.05%, 04/09/29	525	523,603
4.25%, 03/28/33, (1-day SOFR + 2.07%)(b)	500	490,238
4.55%, 10/02/28	640	647,904
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	260	264,090
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(b)	465	476,134
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)(b)	690	711,695
5.53%, 03/25/36, (1-day SOFR + 1.61%)(b)	445	460,949
5.55%, 03/19/35, (1-day SOFR + 1.77%)(b)	645	669,594
6.11%, 09/11/34, (1-day SOFR + 2.09%)(b)	620	668,353
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	590	524,205
1.95%, 02/04/32, (1-day SOFR + 1.07%)(b)	994	885,022
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	640	611,946
2.18%, 06/01/28, (1-day SOFR + 1.89%)(b)	566	552,906
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	905	842,768
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(b)	475	340,935
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	955	860,134
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(b)	1,000	912,853

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	$1,190	$1,130,921
2.95%, 02/24/28, (1-day SOFR + 1.17%)(b)	575	568,835
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(b)	876	825,224
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	1,330	1,219,170
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(b)	430	334,960
3.11%, 04/22/51, (1-day SOFR + 2.44%)(b)	665	450,881
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(b)	610	470,305
3.33%, 04/22/52, (1-day SOFR + 1.58%)(b)	930	656,053
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(b)	720	713,008
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(b)	728	724,105
3.63%, 12/01/27	587	584,354
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	871	858,663
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(b)	894	892,221
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(b)	681	608,389
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(b)	530	420,700
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(b)	1,065	856,567
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(b)	725	724,381
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(b)	433	353,171
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(b)	665	667,304
4.25%, 10/01/27	550	553,927
4.26%, 10/22/31, (1-day SOFR + 0.93%)(b)	785	780,682
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(b)	618	524,152
4.32%, 04/26/28, (1-day SOFR + 1.56%)(b)	965	968,929
4.35%, 01/22/32, (1-day SOFR + 0.84%)(b)	805	803,121
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)(b)	820	827,801
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(b)	940	947,019
4.51%, 10/22/28, (1-day SOFR + 0.86%)(b)	775	782,021
4.57%, 06/14/30, (1-day SOFR + 1.75%)(b)	805	814,559
4.59%, 04/26/33, (1-day SOFR + 1.80%)(b)	790	791,110
4.60%, 10/22/30, (1-day SOFR + 1.04%)(b)	870	882,056
4.81%, 10/22/36, (1-day SOFR + 1.19%)(b)	1,005	990,684
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	960	971,778
4.85%, 02/01/44(a)	308	290,672
4.90%, 01/22/37, (1-day SOFR + 1.07%)(b)	1,105	1,096,422
4.91%, 07/25/33, (1-day SOFR + 2.08%)(b)	1,180	1,198,567
4.92%, 01/24/29, (1-day SOFR + 0.80%)(b)	650	661,681
4.95%, 10/22/35, (1-day SOFR + 1.34%)(b)	975	978,236
4.95%, 06/01/45	525	490,729
4.98%, 07/22/28, (1-day SOFR + 0.93%)(b)	695	704,832
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	915	938,950
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	580	594,687
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	905	932,740
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	815	840,598
5.19%, 02/05/37(b)	700	697,573
Security	Par (000)	Value
Banks (continued)
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	$1,235	$1,267,607
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	750	771,806
5.34%, 01/23/35, (1-day SOFR + 1.62%)(b)	875	900,406
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)(b)	1,385	1,431,754
5.40%, 01/06/42	384	388,263
5.50%, 01/24/36, (1-day SOFR + 1.32%)(b)	865	899,626
5.50%, 10/15/40	420	435,547
5.53%, 11/29/45, (1-day SOFR + 1.55%)(b)	720	725,012
5.57%, 04/22/28, (1-day SOFR + 0.93%)(b)	775	789,612
5.57%, 04/22/36, (1-day SOFR + 1.68%)(b)	1,185	1,237,258
5.58%, 04/22/30, (1-day SOFR + 1.16%)(b)	910	948,069
5.58%, 07/23/36, (1-day SOFR + 1.64%)(b)	860	884,071
5.60%, 07/15/41	508	525,215
5.63%, 08/16/43	345	351,611
5.72%, 09/14/33, (1-day SOFR + 2.58%)(b)	740	780,637
5.77%, 04/22/35, (1-day SOFR + 1.49%)(b)	915	968,773
6.09%, 10/23/29, (1-day SOFR + 1.57%)(b)	725	761,891
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	830	905,090
6.40%, 05/15/38	852	955,232
8.00%, 04/29/27	274	287,865
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	970	962,392
3.75%, 03/18/28, (1-year CMT + 1.80%)(b)	285	284,179
4.38%, 03/22/28	780	785,457
4.43%, 11/04/31, (1-year CMT + 0.82%)(b)	795	792,154
4.55%, 08/16/28	615	622,875
4.82%, 06/13/29, (1-year CMT + 0.83%)(b)	460	467,268
4.94%, 11/04/36, (1-year CMT + 0.97%)(b)	535	526,893
4.98%, 08/11/33, (1-year CMT + 2.30%)(b)	615	625,747
5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	575	585,325
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(b)	465	483,394
5.68%, 01/05/35, (1-year CMT + 1.75%)(b)	835	875,068
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	580	606,893
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	610	632,057
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	250	247,593
4.70%, 01/27/28	510	517,138
4.76%, 07/06/28, (1-day SOFR + 0.95%)(b)	295	297,746
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	415	377,371
2.31%, 07/20/32, (1-year CMT + 0.95%)(b)	945	843,622
2.49%, 10/13/32, (1-year CMT + 0.97%)(b)	420	376,169
2.56%, 02/25/30(a)	584	546,333
2.85%, 01/19/33, (1-year CMT + 1.10%)(b)	520	472,120
3.20%, 07/18/29	784	760,220
3.29%, 07/25/27	467	463,307
3.68%, 02/22/27	547	546,155
3.74%, 03/07/29	735	729,487
3.75%, 07/18/39	810	702,160
3.96%, 03/02/28	472	472,478
4.05%, 09/11/28	481	482,405
4.08%, 04/19/28, (1-year CMT + 1.30%)(b)	340	340,339
4.15%, 03/07/39(a)	77	70,984
4.29%, 07/26/38(a)	270	253,684
4.32%, 04/19/33, (1-year CMT + 1.55%)(b)	385	377,828
4.51%, 01/14/32, (1-year CMT + 0.80%)(b)	420	420,741
4.53%, 09/12/31, (1-year CMT + 0.80%)(b)	615	617,305
5.02%, 07/20/28, (1-year CMT + 1.95%)(b)	950	963,155
5.06%, 01/14/37, (1-year CMT + 0.90%)(b)	420	419,209
5.13%, 07/20/33, (1-year CMT + 2.13%)(b)	760	778,514
5.16%, 04/24/31, (1-year CMT + 1.17%)(b)	465	478,292

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.19%, 09/12/36, (1-year CMT + 0.93%)(b)	$450	$455,169
5.20%, 01/16/31, (1-year CMT + 0.78%)(b)	595	612,281
5.24%, 04/19/29, (1-year CMT + 1.70%)(b)	345	353,663
5.26%, 04/17/30, (1-year CMT + 0.82%)(b)	430	443,223
5.35%, 09/13/28, (1-year CMT + 1.90%)(b)	680	694,339
5.41%, 04/19/34, (1-year CMT + 1.97%)(b)	330	342,817
5.42%, 02/22/29, (1-year CMT + 1.38%)(b)	560	575,034
5.43%, 04/17/35, (1-year CMT + 1.00%)(b)	795	822,350
5.44%, 02/22/34, (1-year CMT + 1.63%)(b)	595	619,445
5.47%, 09/13/33, (1-year CMT + 2.13%)(b)	320	333,853
5.48%, 02/22/31, (1-year CMT + 1.53%)(b)	225	233,900
5.57%, 01/16/36, (1-year CMT + 0.95%)(b)	620	646,423
5.62%, 04/24/36, (1-year CMT + 1.27%)(b)	720	751,644
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(b)	445	399,208
2.17%, 05/22/32, (1-year CMT + 0.87%)(b)	295	261,957
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	595	541,972
2.26%, 07/09/32, (1-year CMT + 0.90%)(b)	335	297,907
2.59%, 05/25/31, (3-mo. CME Term SOFR +1.33%)(b)	210	194,901
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(b)	235	223,649
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	460	443,231
3.17%, 09/11/27	571	564,728
3.26%, 05/22/30, (1-year CMT + 1.25%)(b)	245	237,470
3.66%, 02/28/27	200	199,613
4.02%, 03/05/28	585	586,451
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(b)	675	676,825
4.71%, 07/08/31, (1-year CMT + 0.92%)(b)	570	576,238
5.10%, 05/13/31, (1-year CMT + 0.82%)(b)	335	343,589
5.32%, 07/08/36, (1-year CMT + 1.07%)(b)	480	491,485
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	270	279,349
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	345	356,877
5.41%, 09/13/28, (1-year CMT + 2.05%)(b)	370	378,196
5.42%, 05/13/36, (1-year CMT + 0.98%)(b)	380	391,674
5.58%, 05/26/35, (1-year CMT + 1.30%)(b)	445	464,154
5.59%, 07/10/35, (1-year CMT + 1.30%)(b)	395	412,035
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	380	393,217
5.67%, 09/13/33, (1-year CMT + 2.40%)(b)	310	327,765
5.74%, 05/27/31, (1-year CMT + 1.65%)(b)	260	272,989
5.75%, 05/27/34, (1-year CMT + 1.80%)(b)	325	342,811
5.75%, 07/06/34, (1-year CMT + 1.90%)(b)	580	612,394
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	780	810,146
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(b)	1,130	991,641
1.93%, 04/28/32, (1-day SOFR + 1.02%)(b)	1,063	933,895
2.24%, 07/21/32, (1-day SOFR + 1.18%)(b)	1,424	1,262,931
2.51%, 10/20/32, (1-day SOFR + 1.20%)(b)	1,025	919,568
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	1,401	1,314,847
2.80%, 01/25/52, (1-day SOFR + 1.43%)(b)	740	468,945
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	1,025	934,368
3.22%, 04/22/42, (1-day SOFR + 1.49%)(b)	747	579,649
3.59%, 07/22/28(b)	1,305	1,296,483
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	1,020	990,147
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(b)	1,322	1,314,822
3.97%, 07/22/38(b)	844	757,871
Security	Par (000)	Value
Banks (continued)
4.21%, 04/20/28, (1-day SOFR + 1.61%)(b)	$1,170	$1,172,594
4.24%, 01/09/30, (1-day SOFR + 0.80%)(b)	955	958,013
4.30%, 01/27/45	945	815,773
4.38%, 01/22/47	815	701,993
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	1,262	1,270,448
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(b)	375	351,489
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	1,040	1,039,182
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	1,225	1,240,002
4.89%, 07/20/33, (1-day SOFR + 2.08%)(b)	825	834,275
4.99%, 04/12/29, (1-day SOFR + 1.38%)(b)	800	814,541
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	925	947,214
5.07%, 01/30/37, (1-day SOFR + 1.18%)(b)	1,150	1,146,404
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	1,060	1,080,975
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	1,135	1,159,677
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	1,075	1,103,829
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	975	1,003,945
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	1,000	1,029,146
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	1,325	1,358,185
5.32%, 07/19/35, (1-day SOFR + 1.56%)(b)	1,305	1,337,190
5.42%, 07/21/34, (1-day SOFR + 1.88%)(b)	910	941,955
5.45%, 07/20/29, (1-day SOFR + 1.63%)(b)	915	943,147
5.47%, 01/18/35, (1-day SOFR + 1.73%)(b)	1,035	1,069,897
5.52%, 11/19/55, (1-day SOFR + 1.71%)(b)	1,095	1,079,277
5.59%, 01/18/36, (1-day SOFR + 1.42%)(b)	1,170	1,216,254
5.60%, 03/24/51, (1-day SOFR + 4.84%)(b)	741	737,379
5.65%, 04/13/28, (1-day SOFR +1.01%)(b)	655	667,245
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	935	973,879
5.66%, 04/17/36, (1-day SOFR + 1.76%)(b)	1,115	1,164,199
5.83%, 04/19/35, (1-day SOFR + 1.58%)(b)	1,040	1,099,503
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	940	974,948
6.34%, 10/18/33, (1-day SOFR + 2.56%)(b)	1,110	1,210,805
6.38%, 07/24/42	747	826,523
6.41%, 11/01/29, (1-day SOFR + 1.83%)(b)	830	877,935
6.63%, 11/01/34, (1-day SOFR + 2.05%)(b)	685	761,485
7.25%, 04/01/32	446	511,521
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(b)	495	494,452
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(b)	955	949,532
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(b)	965	949,724
Morgan Stanley Bank N.A.
4.97%, 07/14/28, (1-day SOFR + 0.93%)(b)	680	689,417
5.02%, 01/12/29, (1-day SOFR + 0.91%)(b)	870	886,406
5.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	960	978,377
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR +0.78%)(b)	1,095	1,098,092
4.47%, 07/06/28, (1-day SOFR + 0.77%)(b)	275	276,741
4.47%, 11/19/31, (1-day SOFR + 1.02%)(b)	1,270	1,270,463
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	550	557,160
Series ., 4.21%, 02/08/30, (1-day SOFR + 0.76%)(b)	1,000	999,690
National Australia Bank Ltd./New York
3.85%, 12/13/28	270	269,800
3.91%, 06/09/27	370	370,826
4.15%, 01/13/31	250	249,764
4.31%, 06/13/28	435	439,437
4.50%, 10/26/27	330	333,971
4.53%, 06/13/30	330	335,158

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.79%, 01/10/29	$445	$455,681
4.90%, 06/13/28	350	358,360
4.90%, 01/14/30	355	365,231
4.94%, 01/12/28	680	694,333
5.09%, 06/11/27	465	472,998
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(b)	265	265,554
4.50%, 10/10/29	415	419,667
4.95%, 02/01/28, (1-day SOFR + 0.80%)(b)	410	413,625
5.60%, 12/18/28	250	260,690
NatWest Group PLC
3.07%, 05/22/28, (1-year CMT + 2.55%)(b)	555	548,448
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	585	587,556
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)(b)	740	752,569
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	580	592,061
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	855	875,690
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	590	604,975
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	545	557,875
5.58%, 03/01/28, (1-year CMT + 1.10%)(b)	480	487,916
5.78%, 03/01/35, (1-year CMT + 1.50%)(b)	650	686,033
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	655	681,873
6.02%, 03/02/34, (1-year CMT + 2.10%)(b)	425	455,224
Northern Trust Corp.
1.95%, 05/01/30	460	421,331
3.15%, 05/03/29	260	253,512
3.65%, 08/03/28	145	144,690
4.00%, 05/10/27	400	401,205
4.15%, 11/19/30(a)	180	179,969
5.12%, 11/19/40, (5-year CMT + 1.05%)(b)	150	149,352
6.13%, 11/02/32	545	592,130
PNC Bank N.A.
2.70%, 10/22/29	560	529,792
3.10%, 10/25/27	605	598,059
3.25%, 01/22/28	325	321,609
4.05%, 07/26/28	635	635,070
4.43%, 07/21/28, (1-day SOFR + 0.73%)(b)	390	392,709
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(b)	468	422,117
2.55%, 01/22/30	995	936,427
3.15%, 05/19/27	405	401,381
3.45%, 04/23/29	771	759,729
4.08%, 01/26/29, (1-day SOFR + 0.61%)(b)	35	35,047
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(b)	445	440,473
4.81%, 10/21/32, (1-day SOFR + 1.26%)(b)	765	776,162
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(b)	760	775,881
5.07%, 01/24/34, (1-day SOFR + 1.93%)(b)	780	794,268
5.22%, 01/29/31, (1-day SOFR + 1.07%)(b)	575	593,684
5.35%, 12/02/28, (1-day SOFR + 1.62%)(b)	470	481,600
5.37%, 07/21/36, (1-day SOFR + 1.42%)(b)	780	798,834
5.40%, 07/23/35, (1-day SOFR + 1.60%)(b)	765	787,265
5.42%, 01/25/41, (5-year CMT + 1.17%)(b)	240	239,949
5.49%, 05/14/30, (1-day SOFR + 1.20%)(b)	960	998,916
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	1,154	1,194,422
5.58%, 01/29/36, (1-day SOFR + 1.39%)(b)	865	897,414
5.68%, 01/22/35, (1-day SOFR + 1.90%)(b)	735	770,562
5.94%, 08/18/34, (1-day SOFR + 1.95%)(b)	390	416,434
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(b)	750	806,802
Security	Par (000)	Value
Banks (continued)
6.88%, 10/20/34, (1-day SOFR + 2.28%)(b)	$925	$1,038,496
Royal Bank of Canada
2.30%, 11/03/31	565	508,942
3.63%, 05/04/27	595	594,153
3.88%, 05/04/32	640	621,159
4.00%, 11/03/28, (1-day SOFR + 0.70%)(b)	450	450,208
4.24%, 08/03/27	540	543,434
4.31%, 11/03/31, (1-day SOFR + 0.98%)(b)	585	582,909
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)(b)	560	565,814
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(b)	475	479,600
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(b)	995	1,010,007
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	505	511,249
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(b)	470	474,052
4.90%, 01/12/28	355	362,194
4.95%, 02/01/29	505	518,824
4.97%, 01/24/29, (1-day SOFR + 0.83%)(b)	760	774,723
4.97%, 08/02/30, (1-day SOFR + 1.10%)(b)	770	788,421
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(b)	320	327,626
5.00%, 02/01/33	845	865,574
5.00%, 05/02/33	460	470,512
5.15%, 02/04/31, (1-day SOFR + 1.03%)(b)	855	880,543
5.15%, 02/01/34	600	622,532
5.20%, 08/01/28	460	474,079
6.00%, 11/01/27	710	735,697
Standard Chartered Bank/New York, 4.85%, 12/03/27	15	15,302
State Street Bank & Trust Co., 4.78%, 11/23/29	380	390,820
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.73%)(b)	305	299,769
2.20%, 03/03/31	422	380,081
2.40%, 01/24/30(a)	465	438,729
2.62%, 02/07/33, (1-day SOFR + 1.00%)(b)	335	302,310
3.03%, 11/01/34, (1-day SOFR + 1.49%)(b)	250	237,272
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(b)	235	236,270
4.16%, 08/04/33, (1-day SOFR + 1.73%)(b)	370	362,042
4.33%, 10/22/27	560	565,163
4.42%, 05/13/33, (1-day SOFR + 1.61%)(b)	290	288,446
4.53%, 02/20/29, (1-day SOFR + 1.02%)(b)	540	546,090
4.54%, 02/28/28(a)	470	476,577
4.54%, 04/24/28, (1-day SOFR + 0.95%)(b)	385	388,190
4.68%, 10/22/32, (1-day SOFR + 1.05%)(b)	435	441,171
4.73%, 02/28/30	335	342,789
4.78%, 10/23/36, (1-day SOFR + 1.22%)(b)	400	394,903
4.82%, 01/26/34, (1-day SOFR + 1.57%)(b)	475	478,954
4.83%, 04/24/30	435	447,020
4.99%, 03/18/27	495	501,184
5.15%, 02/28/36, (1-day SOFR + 1.22%)(b)	290	294,956
5.16%, 05/18/34, (1-day SOFR + 1.89%)(b)	510	523,812
5.68%, 11/21/29, (1-day SOFR + 1.48%)(b)	490	512,090
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)(b)	360	371,759
6.12%, 11/21/34, (1-day SOFR + 1.96%)(b)	195	209,919
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	350	308,013
1.90%, 09/17/28	1,005	951,220
2.13%, 07/08/30	810	737,914
2.22%, 09/17/31	550	487,851

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.30%, 01/12/41	$200	$139,867
2.47%, 01/14/29	385	367,337
2.72%, 09/27/29	265	251,245
2.75%, 01/15/30	795	750,097
3.04%, 07/16/29	964	928,133
3.05%, 01/14/42	200	152,504
3.35%, 10/18/27	410	406,558
3.36%, 07/12/27	564	560,161
3.54%, 01/17/28	380	377,226
3.94%, 07/19/28	371	371,098
4.11%, 01/15/29	330	330,029
4.31%, 10/16/28	245	246,911
4.49%, 01/15/32, (1-day SOFR + 1.02%)(b)	420	421,000
4.66%, 07/08/31, (1-day SOFR + 1.19%)(b)	480	484,398
4.95%, 07/08/33, (1-day SOFR + 1.38%)(b)	245	248,936
5.05%, 01/15/37, (1-day SOFR + 1.22%)(b)	205	204,474
5.24%, 04/15/30	325	336,175
5.25%, 07/08/36, (1-day SOFR + 1.50%)(b)	345	351,488
5.32%, 07/09/29	590	610,647
5.42%, 07/09/31	585	610,489
5.45%, 01/15/32	450	469,859
5.52%, 01/13/28	795	818,591
5.56%, 07/09/34	825	862,173
5.57%, 01/15/47, (1-day SOFR + 1.36%)(b)	205	204,726
5.63%, 01/15/35	425	447,195
5.71%, 01/13/30	755	792,977
5.72%, 09/14/28	565	587,891
5.77%, 01/13/33	835	885,141
5.78%, 07/13/33	465	493,817
5.80%, 07/13/28	415	432,056
5.81%, 09/14/33	450	479,734
5.85%, 07/13/30	385	407,795
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	555	495,312
2.45%, 01/12/32	350	313,816
2.80%, 03/10/27	565	558,603
3.20%, 03/10/32	785	731,606
3.91%, 01/13/28	125	125,034
4.11%, 06/08/27	735	737,012
4.11%, 10/13/28	605	606,233
4.41%, 01/13/31	145	145,402
4.46%, 06/08/32(a)	1,005	1,004,027
4.57%, 06/02/28	455	460,866
4.69%, 09/15/27	695	703,460
4.78%, 12/17/29	355	363,586
4.81%, 06/03/30	745	760,178
4.86%, 01/31/28	575	584,690
4.93%, 10/15/35	420	418,767
4.98%, 04/05/27	420	425,292
4.99%, 04/05/29	470	482,423
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	340	345,796
5.16%, 01/10/28	775	792,554
5.30%, 01/30/32	395	412,017
5.52%, 07/17/28	555	574,956
Truist Bank
2.25%, 03/11/30	592	541,966
4.14%, 10/23/29, (1-day SOFR + 0.91%)(b)	630	629,465
4.42%, 07/24/28, (1-day SOFR + 0.77%)(b)	670	673,694
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(b)	395	395,429
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp.
1.13%, 08/03/27	$325	$312,037
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	470	447,198
1.95%, 06/05/30	378	343,667
4.12%, 06/06/28, (1-day SOFR + 1.37%)(b)	470	471,041
4.60%, 01/27/32, (1-day SOFR + 0.96%)(b)	275	275,713
4.87%, 01/26/29, (1-day SOFR + 1.44%)(b)	730	741,317
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)(b)	560	551,195
5.07%, 05/20/31, (1-day SOFR + 1.31%)(b)	640	655,881
5.12%, 01/26/34, (1-day SOFR + 1.85%)(b)	705	715,122
5.15%, 08/05/32, (1-day SOFR + 1.57%)(b)	540	556,157
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	670	693,460
5.71%, 01/24/35, (1-day SOFR + 1.92%)(b)	960	1,004,974
5.87%, 06/08/34, (1-day SOFR + 2.36%)(b)	790	836,405
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(b)	390	420,048
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	845	909,545
U.S. Bancorp
1.38%, 07/22/30	900	796,605
2.49%, 11/03/36, (5-year CMT + 0.95%)(b)	650	568,925
2.68%, 01/27/33, (1-day SOFR + 1.02%)(b)	415	373,866
3.00%, 07/30/29	517	498,369
3.90%, 04/26/28	415	415,715
4.48%, 01/26/32, (1-day SOFR + 0.86%)(b)	400	400,755
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	1,055	1,063,494
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	850	860,177
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	1,015	1,018,613
4.97%, 07/22/33, (1-day SOFR + 2.11%)(b)	715	720,301
5.03%, 01/26/37, (1-day SOFR + 1.01%)(b)	400	399,538
5.05%, 02/12/31, (1-day SOFR + 1.06%)(b)	465	477,275
5.08%, 05/15/31, (1-day SOFR + 1.30%)(b)	595	611,694
5.10%, 07/23/30, (1-day SOFR + 1.25%)(b)	540	555,839
5.38%, 01/23/30, (1-day SOFR + 1.56%)(b)	791	818,435
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(b)	605	625,889
5.68%, 01/23/35, (1-day SOFR + 1.86%)(b)	895	938,401
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)	755	783,684
5.84%, 06/12/34, (1-day SOFR + 2.26%)(b)	823	871,819
5.85%, 10/21/33, (1-day SOFR + 2.09%)(b)	830	886,240
Series X, 3.15%, 04/27/27	654	649,369
U.S. Bank NA/Cincinnati OH, 4.73%, 05/15/28, (1-day SOFR + 0.91%)(b)	620	625,917
UBS AG/London
4.50%, 06/26/48	344	300,148
5.65%, 09/11/28	505	526,756
UBS Group AG, 4.88%, 05/15/45	820	756,713
Wachovia Corp., 5.50%, 08/01/35	620	636,211
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(b)	1,630	1,595,858
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	1,448	1,352,528
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	1,605	1,528,472
3.07%, 04/30/41, (1-day SOFR + 2.53%)(b)	1,598	1,232,778
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	1,900	1,770,794
3.53%, 03/24/28, (1-day SOFR + 1.51%)(b)	1,610	1,601,290
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(b)	1,429	1,421,134
3.90%, 05/01/45	773	625,397
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	775	774,027
4.15%, 01/24/29	1,260	1,265,485
4.18%, 01/23/30, (1-day SOFR + 0.74%)(b)	920	920,592
4.30%, 07/22/27	1,226	1,231,672

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.40%, 06/14/46	$1,075	$898,786
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(b)	1,191	1,196,207
4.61%, 04/25/53, (1-day SOFR + 2.13%)(b)	1,330	1,139,106
4.65%, 11/04/44	927	811,060
4.75%, 12/07/46	261	228,990
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	1,480	1,496,764
4.89%, 09/15/36, (1-day SOFR + 1.34%)(b)	1,025	1,014,134
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	1,935	1,957,833
4.90%, 11/17/45	948	853,833
4.96%, 01/23/37, (1-day SOFR + 1.10%)(b)	1,500	1,487,921
4.97%, 04/23/29, (1-day SOFR + 1.37%)(b)	1,030	1,049,337
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(b)	2,607	2,381,329
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	1,865	1,920,577
5.20%, 01/23/30, (1-day SOFR + 1.50%)(b)	1,305	1,343,822
5.21%, 12/03/35, (1-day SOFR + 1.38%)(b)	1,385	1,404,490
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)(b)	1,190	1,229,127
5.38%, 11/02/43	950	921,068
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	1,660	1,715,980
5.43%, 01/23/47, (1-day SOFR + 1.23%)(b)	1,505	1,475,158
5.50%, 01/23/35, (1-day SOFR + 1.78%)(b)	1,425	1,477,629
5.56%, 07/25/34, (1-day SOFR + 1.99%)(b)	1,985	2,069,136
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)	1,765	1,826,246
5.61%, 04/23/36, (1-day SOFR + 1.74%)(b)	1,125	1,172,070
5.61%, 01/15/44	1,070	1,058,866
5.71%, 04/22/28, (1-day SOFR + 0.07%)(b)	1,415	1,443,486
6.30%, 10/23/29, (1-day SOFR + 1.79%)(b)	1,290	1,362,022
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	1,745	1,919,844
Wells Fargo Bank N.A.
5.85%, 02/01/37	460	484,248
5.95%, 08/26/36	365	387,423
6.60%, 01/15/38	588	655,459
Westpac Banking Corp.
1.95%, 11/20/28	625	594,334
2.15%, 06/03/31	470	424,161
2.65%, 01/16/30	340	322,408
2.67%, 11/15/35, (5-year CMT + 1.75%)(b)	765	694,328
2.96%, 11/16/40	460	349,900
3.02%, 11/18/36, (5-year CMT + 1.53%)(b)	575	520,390
3.13%, 11/18/41(a)	195	147,227
3.35%, 03/08/27	330	328,602
3.40%, 01/25/28(a)	595	590,781
4.04%, 08/26/27	340	341,753
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(b)	535	527,203
4.35%, 07/01/30	485	488,684
4.42%, 07/24/39	460	424,038
5.05%, 04/16/29	465	481,046
5.41%, 08/10/33, (1-year CMT + 2.68%)(b)	525	541,587
5.46%, 11/18/27(a)	660	679,146
5.54%, 11/17/28	630	657,761
5.62%, 11/20/35, (1-year CMT + 1.20%)(b)	775	800,669
6.82%, 11/17/33	415	462,823
		565,198,755
Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	2,610	2,572,150
4.90%, 02/01/46	4,455	4,109,210
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	335	302,671
Security	Par (000)	Value
Beverages (continued)
4.70%, 02/01/36(a)	$445	$438,299
4.90%, 02/01/46	810	747,536
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	915	893,893
4.38%, 04/15/38(a)	300	283,686
4.44%, 10/06/48	1,145	984,228
4.50%, 06/01/50(a)	105	94,886
4.60%, 04/15/48	160	141,302
4.75%, 01/23/29	1,482	1,512,553
4.75%, 04/15/58	315	274,614
4.90%, 01/23/31	445	459,770
4.95%, 01/15/42	1,075	1,027,875
5.00%, 06/15/34	465	478,383
5.45%, 01/23/39	880	906,587
5.55%, 01/23/49	2,045	2,036,239
5.80%, 01/23/59	920	937,060
8.20%, 01/15/39	755	967,035
Brown-Forman Corp.
4.50%, 07/15/45	230	199,954
4.75%, 04/15/33(a)	325	328,759
Coca-Cola Co.(The)
1.00%, 03/15/28	560	529,911
1.38%, 03/15/31	714	625,966
1.45%, 06/01/27	575	559,188
1.50%, 03/05/28	351	335,984
1.65%, 06/01/30	835	756,729
2.00%, 03/05/31	430	389,518
2.13%, 09/06/29	453	427,358
2.25%, 01/05/32	965	869,297
2.50%, 06/01/40(a)	629	466,899
2.50%, 03/15/51(a)	378	227,180
2.60%, 06/01/50	855	530,268
2.75%, 06/01/60(a)	632	368,605
2.88%, 05/05/41	470	359,967
2.90%, 05/25/27	264	261,618
3.00%, 03/05/51(a)	897	599,425
3.38%, 03/25/27	601	599,410
3.45%, 03/25/30(a)	665	651,479
4.20%, 03/25/50	320	267,847
4.65%, 08/14/34(a)	470	477,883
5.00%, 05/13/34	400	415,206
5.20%, 01/14/55	815	782,175
5.30%, 05/13/54	615	600,117
5.40%, 05/13/64	735	712,223
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	373	315,058
2.75%, 01/22/30	360	340,182
5.10%, 05/06/35	280	282,959
Diageo Capital PLC
2.00%, 04/29/30	568	519,777
2.13%, 04/29/32	485	422,413
2.38%, 10/24/29	558	525,547
3.88%, 05/18/28	250	250,012
3.88%, 04/29/43	281	230,357
5.30%, 10/24/27	245	250,869
5.50%, 01/24/33	300	315,095
5.63%, 10/05/33	530	560,962
5.88%, 09/30/36	329	354,539
Diageo Investment Corp.
4.25%, 05/11/42(a)	268	230,606
5.13%, 08/15/30	140	144,842

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.63%, 04/15/35	$220	$231,762
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	280	282,289
PepsiCo, Inc.
1.40%, 02/25/31(a)	390	342,293
1.63%, 05/01/30	565	512,123
1.95%, 10/21/31	680	604,055
2.63%, 03/19/27	170	167,927
2.63%, 07/29/29	543	519,267
2.63%, 10/21/41	610	443,520
2.75%, 03/19/30	832	791,277
2.75%, 10/21/51	540	338,779
2.88%, 10/15/49	655	430,991
3.00%, 10/15/27	745	737,605
3.45%, 10/06/46	586	443,489
3.60%, 02/18/28	405	404,160
3.63%, 03/19/50	344	260,237
3.88%, 03/19/60	165	125,898
3.90%, 07/18/32	680	667,112
4.00%, 05/02/47	305	249,123
4.10%, 01/15/29	425	428,126
4.20%, 07/18/52	275	225,244
4.30%, 07/23/30(a)	320	323,136
4.40%, 02/07/27	280	281,793
4.45%, 02/07/28	380	385,318
4.45%, 05/15/28	305	309,750
4.45%, 02/15/33	440	446,005
4.45%, 04/14/46	520	460,209
4.50%, 07/17/29	510	520,013
4.60%, 02/07/30	295	301,328
4.65%, 07/23/32	385	392,157
4.65%, 02/15/53	260	229,095
4.80%, 07/17/34	500	509,139
5.00%, 02/07/35	385	394,427
5.00%, 07/23/35	450	457,595
5.25%, 07/17/54(a)	385	373,414
5.50%, 01/15/40	355	370,109
7.00%, 03/01/29	265	288,247
		50,501,173
Biotechnology — 0.5%
Gilead Sciences, Inc.
1.20%, 10/01/27	95	91,168
1.65%, 10/01/30	170	152,303
2.60%, 10/01/40	265	194,993
2.80%, 10/01/50	875	553,812
2.95%, 03/01/27	30	29,746
4.00%, 09/01/36	160	148,755
4.15%, 03/01/47	165	136,707
4.50%, 02/01/45	525	464,369
4.60%, 09/01/35	355	350,186
4.75%, 03/01/46	1,635	1,481,260
4.80%, 11/15/29	255	261,927
4.80%, 04/01/44	1,430	1,318,094
5.10%, 06/15/35	1,095	1,120,407
5.25%, 10/15/33	60	62,782
5.50%, 11/15/54	925	911,130
5.55%, 10/15/53(a)	300	297,727
5.60%, 11/15/64	330	326,114
5.65%, 12/01/41	285	295,541
		8,197,021
Security	Par (000)	Value
Building Materials — 0.0%
Trane Technologies Financing Ltd., 5.10%, 06/13/34	$40	$40,955
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	50	49,983
		90,938
Chemicals — 0.5%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	496	484,430
2.05%, 05/15/30	640	589,314
2.70%, 05/15/40	402	302,383
2.80%, 05/15/50	503	322,261
4.30%, 06/11/28(a)	255	257,462
4.60%, 02/08/29	570	580,494
4.75%, 02/08/31(a)	420	430,414
4.80%, 03/03/33(a)	245	249,129
4.85%, 02/08/34(a)	475	482,690
4.90%, 10/11/32	185	189,887
Ecolab, Inc.
1.30%, 01/30/31(a)	240	208,907
1.65%, 02/01/27	360	352,694
2.13%, 02/01/32	305	269,708
2.13%, 08/15/50	335	186,907
2.70%, 12/15/51(a)	460	284,850
2.75%, 08/18/55	350	211,619
3.25%, 12/01/27	312	309,849
4.30%, 06/15/28	270	272,713
4.80%, 03/24/30	472	483,843
5.00%, 09/01/35	190	193,625
5.25%, 01/15/28	270	277,290
EIDP, Inc.
2.30%, 07/15/30	457	422,955
4.80%, 05/15/33	255	254,856
5.13%, 05/15/32	225	231,622
Linde, Inc./CT
1.10%, 08/10/30	510	448,083
3.55%, 11/07/42	267	214,545
		8,512,530
Commercial Services — 1.1%
American University (The), Series 2019, 3.67%, 04/01/49	228	172,883
Automatic Data Processing, Inc.
1.25%, 09/01/30	581	513,721
1.70%, 05/15/28	512	490,086
4.45%, 09/09/34(a)	505	500,837
4.75%, 05/08/32	550	563,040
Brown University, Series A, 2.92%, 09/01/50	235	154,685
California Institute of Technology, 3.65%, 09/01/2119	275	174,008
Cintas Corp. No. 2
3.70%, 04/01/27	488	487,056
4.00%, 05/01/32	465	454,943
Cornell University
4.84%, 06/15/34	240	243,242
Series 2025, 4.17%, 06/15/30	20	20,056
Duke University, Series 2020, 2.83%, 10/01/55(a)	240	151,379
Ford Foundation (The), Series 2020, 2.82%, 06/01/70	205	116,696
George Washington University (The), Series 2018, 4.13%, 09/15/48	311	253,281
J Paul Getty Trust (The), 4.91%, 04/01/35	10	10,167

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Leland Stanford Junior University(The)
3.65%, 05/01/48	$309	$242,913
Series 2025, 4.15%, 08/01/30(a)	100	100,390
Massachusetts Institute of Technology
3.07%, 04/01/52	285	192,192
3.89%, 07/01/2116	333	229,598
4.68%, 07/01/2114	395	327,224
5.60%, 07/01/2111	433	427,875
5.62%, 06/01/55	55	56,663
Series F, 2.99%, 07/01/50	320	216,180
Northwestern University
4.64%, 12/01/44	249	234,922
4.94%, 12/01/35	95	96,725
PayPal Holdings, Inc.
2.30%, 06/01/30	660	611,244
2.85%, 10/01/29	585	560,867
3.25%, 06/01/50(a)	505	341,512
3.90%, 06/01/27	240	240,456
4.40%, 06/01/32	345	343,966
5.05%, 06/01/52(a)	475	428,814
5.10%, 04/01/35	285	288,508
5.15%, 06/01/34	460	469,246
5.25%, 06/01/62(a)	260	237,685
President and Fellows of Harvard College
2.52%, 10/15/50(b)	241	146,433
3.15%, 07/15/46(b)	254	185,581
3.30%, 07/15/56(b)	230	157,752
3.75%, 11/15/52(b)	210	160,531
4.61%, 02/15/35(a)(b)	550	554,113
RELX Capital, Inc.
3.00%, 05/22/30	155	147,404
4.00%, 03/18/29	105	104,716
4.75%, 03/27/30	230	234,265
4.75%, 05/20/32	250	253,523
5.25%, 03/27/35	305	313,141
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	450	271,884
S&P Global, Inc.
1.25%, 08/15/30	195	171,518
2.30%, 08/15/60	248	125,582
2.45%, 03/01/27	590	581,644
2.50%, 12/01/29(a)	270	255,348
2.70%, 03/01/29	640	616,326
2.90%, 03/01/32	765	704,006
3.25%, 12/01/49	304	212,600
3.70%, 03/01/52	495	372,992
3.90%, 03/01/62	380	281,957
4.25%, 05/01/29	475	477,696
4.25%, 01/15/31(c)	150	149,711
4.75%, 08/01/28(a)	360	366,917
5.25%, 09/15/33(a)	270	282,329
Trustees of Princeton University(The)
5.70%, 03/01/39	229	244,881
Series 2020, 2.52%, 07/01/50(a)	169	105,138
University of Miami, 4.06%, 04/01/52(a)	200	159,905
University of Southern California
3.03%, 10/01/39	334	276,813
4.98%, 10/01/53(a)	85	78,706
Washington University(The)
3.52%, 04/15/54(a)	200	145,443
4.35%, 04/15/2122	240	181,095
Security	Par (000)	Value
Commercial Services (continued)
Yale University
Series 2020, 1.48%, 04/15/30	$395	$356,707
Series 2020, 2.40%, 04/15/50(a)	170	101,569
		18,731,286
Computers — 2.8%
Accenture Capital, Inc.
3.90%, 10/04/27	520	522,176
4.05%, 10/04/29	625	626,928
4.25%, 10/04/31	630	629,939
4.50%, 10/04/34	730	717,291
Apple, Inc.
1.20%, 02/08/28	1,128	1,075,128
1.25%, 08/20/30(a)	623	552,942
1.40%, 08/05/28	1,070	1,013,131
1.65%, 05/11/30	856	778,534
1.65%, 02/08/31	1,412	1,260,523
1.70%, 08/05/31	490	433,668
2.20%, 09/11/29	892	843,362
2.38%, 02/08/41	655	469,062
2.40%, 08/20/50	560	330,835
2.55%, 08/20/60	950	522,554
2.65%, 05/11/50	1,325	824,438
2.65%, 02/08/51	1,507	929,621
2.70%, 08/05/51	868	538,096
2.80%, 02/08/61	880	510,293
2.85%, 08/05/61(a)	680	399,390
2.90%, 09/12/27	745	736,898
2.95%, 09/11/49	763	509,341
3.00%, 06/20/27	836	829,610
3.00%, 11/13/27	739	732,308
3.20%, 05/11/27	887	882,457
3.25%, 08/08/29(a)	525	516,053
3.35%, 02/09/27	1,093	1,089,481
3.35%, 08/08/32(a)	780	746,971
3.45%, 02/09/45	979	758,821
3.75%, 09/12/47	480	378,435
3.75%, 11/13/47	677	534,226
3.85%, 05/04/43	1,532	1,286,949
3.85%, 08/04/46	967	781,237
3.95%, 08/08/52	865	683,412
4.00%, 05/10/28	765	770,987
4.00%, 05/12/28(a)	855	861,914
4.10%, 08/08/62	640	498,754
4.15%, 05/10/30	285	287,739
4.20%, 05/12/30	540	545,711
4.25%, 02/09/47	538	459,740
4.30%, 05/10/33	535	540,043
4.38%, 05/13/45	953	845,008
4.45%, 05/06/44	459	419,865
4.50%, 05/12/32	590	602,823
4.50%, 02/23/36(a)	498	501,205
4.65%, 02/23/46	1,937	1,767,099
4.75%, 05/12/35(a)	555	566,780
4.85%, 05/10/53(a)	680	638,922
IBM International Capital Pte Ltd.
4.60%, 02/05/27	315	317,121
4.60%, 02/05/29(a)	240	243,867
4.75%, 02/05/31(a)	255	259,451
4.90%, 02/05/34	575	577,104
5.25%, 02/05/44	555	533,710
5.30%, 02/05/54	725	671,858

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
International Business Machines Corp.
1.70%, 05/15/27	$590	$574,449
1.95%, 05/15/30(a)	690	629,234
2.20%, 02/09/27	270	265,729
2.72%, 02/09/32	290	263,462
2.85%, 05/15/40	233	174,766
2.95%, 05/15/50	295	187,559
3.43%, 02/09/52	330	225,801
3.50%, 05/15/29	1,630	1,603,258
4.00%, 02/03/29	200	200,148
4.00%, 06/20/42	575	480,740
4.15%, 07/27/27(a)	330	331,590
4.15%, 05/15/39(a)	825	735,418
4.25%, 05/15/49(a)	1,500	1,210,424
4.30%, 02/03/31	200	199,890
4.40%, 07/27/32	380	378,769
4.50%, 02/06/28	505	511,322
4.60%, 02/03/33	200	199,644
4.65%, 02/10/28	615	624,225
4.70%, 02/19/46	300	264,554
4.75%, 02/06/33(a)	350	354,215
4.80%, 02/10/30	450	459,955
4.90%, 07/27/52	500	438,883
4.95%, 02/03/36	400	398,615
5.00%, 02/10/32	390	400,377
5.10%, 02/06/53	340	308,795
5.20%, 02/10/35(a)	360	367,702
5.60%, 11/30/39	474	489,781
5.70%, 02/10/55(a)	500	491,934
5.80%, 02/03/56	270	268,913
5.88%, 11/29/32	317	342,042
		48,736,005
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	245	243,182
3.25%, 08/15/32	160	150,829
3.70%, 08/01/47	248	196,205
4.00%, 08/15/45(a)	352	300,257
4.20%, 05/01/30	300	302,214
4.60%, 03/01/28	275	279,622
4.60%, 03/01/33	350	356,124
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31(a)	390	347,921
2.38%, 12/01/29	330	309,452
2.60%, 04/15/30(a)	305	286,661
3.13%, 12/01/49	204	135,702
3.15%, 03/15/27	248	246,138
4.15%, 03/15/47	335	269,679
4.38%, 05/15/28	380	383,305
4.65%, 05/15/33	485	485,848
5.00%, 02/14/34(a)	240	243,504
5.15%, 05/15/53(a)	325	299,617
Kenvue, Inc.
4.85%, 05/22/32	410	418,552
4.90%, 03/22/33	630	641,610
5.00%, 03/22/30	525	540,117
5.05%, 03/22/28	340	347,423
5.05%, 03/22/53(a)	780	713,591
5.10%, 03/22/43(a)	365	350,411
5.20%, 03/22/63	340	309,314
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Procter & Gamble Co.(The)
1.20%, 10/29/30	$715	$629,948
1.90%, 02/01/27	410	403,120
1.95%, 04/23/31	640	577,967
2.30%, 02/01/32(a)	460	419,396
2.80%, 03/25/27	262	259,712
2.85%, 08/11/27	263	260,261
3.00%, 03/25/30	745	718,113
3.55%, 03/25/40	300	258,694
3.95%, 01/26/28	365	368,009
4.05%, 05/01/30	340	341,770
4.05%, 01/26/33(a)	420	418,356
4.10%, 11/03/32	265	262,832
4.15%, 10/24/29(a)	250	253,111
4.35%, 01/29/29	325	331,240
4.35%, 11/03/35	355	347,789
4.55%, 01/29/34	355	359,285
4.55%, 10/24/34(a)	290	292,423
4.60%, 05/01/35	330	332,473
5.55%, 03/05/37	400	430,412
Unilever Capital Corp.
1.38%, 09/14/30	195	173,643
1.75%, 08/12/31	605	532,974
2.13%, 09/06/29	535	503,146
2.90%, 05/05/27	360	356,730
3.50%, 03/22/28	678	674,004
4.25%, 08/12/27	295	297,261
4.63%, 08/12/34(a)	330	331,320
4.88%, 09/08/28	380	389,750
5.00%, 12/08/33(a)	545	563,966
5.90%, 11/15/32	503	549,178
Series 30Y, 2.63%, 08/12/51	275	170,274
		19,964,435
Distribution & Wholesale — 0.0%
WW Grainger, Inc.
4.45%, 09/15/34	340	335,912
4.60%, 06/15/45	462	417,494
		753,406
Diversified Financial Services — 3.6%
American Express Co.
2.55%, 03/04/27	840	829,077
3.30%, 05/03/27	1,009	1,003,391
4.05%, 05/03/29	590	592,188
4.05%, 12/03/42	239	204,984
4.35%, 07/20/29, (1-day SOFR + 0.81%)(b)	840	845,160
4.42%, 08/03/33, (1-day SOFR + 1.76%)(b)	680	672,150
4.73%, 04/25/29, (1-day SOFR + 1.26%)(b)	815	826,925
4.80%, 10/24/36, (1-day SOFR + 1.24%)(b)	785	770,244
4.92%, 07/20/33, (1-day SOFR + 1.22%)(b)	990	1,002,636
5.02%, 04/25/31, (1-day SOFR + 1.44%)(b)	750	769,345
5.04%, 07/26/28, (1-day SOFR + 0.93%)(b)	660	670,351
5.04%, 05/01/34, (1-day SOFR + 1.84%)(b)	675	686,140
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(b)	790	811,766
5.10%, 02/16/28, (1-day SOFR + 1.00%)(b)	925	935,636
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(b)	785	807,261
5.28%, 07/26/35, (1-day SOFR + 1.42%)(b)	825	843,857
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(b)	660	680,526

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(b)	$835	$869,521
5.67%, 04/25/36, (1-day SOFR + 1.79%)(b)	565	592,086
5.85%, 11/05/27(a)	875	903,630
6.49%, 10/30/31, (1-day SOFR + 1.94%)(b)	475	517,083
Ameriprise Financial, Inc.
4.50%, 05/13/32(a)	170	171,061
5.15%, 05/15/33	345	356,624
5.20%, 04/15/35	350	356,292
5.70%, 12/15/28	305	319,133
Apollo Global Management, Inc.
5.15%, 08/12/35	355	353,393
5.80%, 05/21/54	390	383,865
6.38%, 11/15/33	250	273,503
Brookfield Asset Management Ltd.
4.65%, 11/15/30	175	176,536
5.80%, 04/24/35	180	187,635
6.08%, 09/15/55(a)	390	401,327
Brookfield Capital Finance LLC, 6.09%, 06/14/33	250	266,414
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	670	588,487
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	334	230,068
Brookfield Finance, Inc.
2.72%, 04/15/31	385	352,980
3.50%, 03/30/51	388	269,585
3.90%, 01/25/28	566	565,302
4.35%, 04/15/30(a)	316	316,717
4.70%, 09/20/47	452	392,442
4.85%, 03/29/29	445	452,811
5.33%, 01/15/36(a)	330	330,393
5.97%, 03/04/54	485	491,472
6.35%, 01/05/34	345	373,189
Cboe Global Markets, Inc., 1.63%, 12/15/30	495	437,999
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	494	433,577
1.95%, 12/01/31(a)	545	479,157
2.00%, 03/20/28	711	685,161
2.30%, 05/13/31	225	203,931
2.45%, 03/03/27	715	705,146
2.90%, 03/03/32	670	614,580
3.20%, 03/02/27	455	451,956
3.20%, 01/25/28	425	420,358
3.25%, 05/22/29(a)	351	342,900
3.30%, 04/01/27(a)	743	738,479
4.00%, 02/01/29	277	278,402
4.34%, 11/14/31, (1-day SOFR + 0.94%)(b)	390	389,580
4.63%, 03/22/30	221	225,808
4.91%, 11/14/36, (1-day SOFR + 1.23%)(b)	370	366,731
5.64%, 05/19/29, (1-day SOFR + 2.21%)(b)	630	653,810
5.85%, 05/19/34, (1-day SOFR + 2.50%)(b)	775	826,521
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)(b)	483	524,548
6.20%, 11/17/29, (1-day SOFR + 1.88%)(b)	615	649,891
CME Group, Inc.
2.65%, 03/15/32	630	575,358
3.75%, 06/15/28	572	571,556
4.15%, 06/15/48	500	417,979
4.40%, 03/15/30	375	379,922
5.30%, 09/15/43	422	422,873
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	431	491,057
Franklin Resources, Inc., 1.60%, 10/30/30	555	492,600
Security	Par (000)	Value
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
1.85%, 09/15/32(a)	$990	$844,229
2.10%, 06/15/30	635	582,282
2.65%, 09/15/40(a)	790	582,766
3.00%, 06/15/50(a)	760	500,463
3.00%, 09/15/60	845	504,341
3.10%, 09/15/27(a)	365	361,050
3.63%, 09/01/28	575	570,534
3.75%, 09/21/28	375	373,158
3.95%, 12/01/28	120	120,097
4.00%, 09/15/27	1,155	1,158,167
4.20%, 03/15/31	100	99,758
4.25%, 09/21/48	650	541,375
4.35%, 06/15/29	600	605,871
4.60%, 03/15/33	850	854,623
4.95%, 06/15/52	759	691,112
5.20%, 06/15/62	550	504,664
5.25%, 06/15/31	440	459,395
Legg Mason, Inc., 5.63%, 01/15/44(a)	363	361,353
Mastercard, Inc.
1.90%, 03/15/31	250	224,570
2.00%, 11/18/31(a)	455	405,056
2.95%, 06/01/29	506	490,752
2.95%, 03/15/51(a)	348	227,825
3.30%, 03/26/27	295	293,714
3.35%, 03/26/30	807	787,449
3.50%, 02/26/28	250	248,976
3.65%, 06/01/49	515	389,844
3.80%, 11/21/46(a)	286	228,397
3.85%, 03/26/50	761	592,901
3.95%, 02/26/48	280	225,049
4.10%, 01/15/28	365	367,871
4.35%, 01/15/32	550	552,601
4.55%, 01/15/35	580	575,824
4.85%, 03/09/33	285	291,851
4.88%, 03/09/28	425	434,423
4.88%, 05/09/34	420	427,967
4.95%, 03/15/32	270	279,540
ORIX Corp.
2.25%, 03/09/31	215	193,523
4.00%, 04/13/32	435	421,775
4.45%, 09/09/30	195	195,207
4.65%, 09/10/29	155	157,844
5.00%, 09/13/27	165	167,602
5.20%, 09/13/32	185	191,037
5.40%, 02/25/35	260	267,485
Raymond James Financial, Inc.
3.75%, 04/01/51	515	381,249
4.65%, 04/01/30	425	432,591
4.90%, 09/11/35	250	247,672
4.95%, 07/15/46	535	489,884
5.65%, 09/11/55(a)	295	288,536
TPG Operating Group II LP
5.38%, 01/15/36	250	247,464
5.88%, 03/05/34(a)	30	31,159
Visa, Inc.
0.75%, 08/15/27	292	280,028
1.10%, 02/15/31	485	422,492
1.90%, 04/15/27	646	633,454
2.00%, 08/15/50(a)	798	431,856
2.05%, 04/15/30	918	851,125

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.70%, 04/15/40	$586	$449,179
2.75%, 09/15/27	417	411,450
3.65%, 09/15/47	358	277,511
4.15%, 12/14/35(a)	817	788,129
4.30%, 12/14/45	1,726	1,498,706
		62,739,872
Electric — 6.9%
AEP Transmission Co. LLC
3.75%, 12/01/47	250	190,977
4.50%, 06/15/52	330	278,120
5.40%, 03/15/53	320	309,157
Series M, 3.65%, 04/01/50	355	262,251
Alabama Power Co.
3.00%, 03/15/52	430	277,279
3.05%, 03/15/32	225	208,419
3.13%, 07/15/51	335	222,215
3.45%, 10/01/49	350	250,680
3.75%, 09/01/27	305	304,940
3.75%, 03/01/45	353	277,392
5.10%, 04/02/35	260	265,648
6.00%, 03/01/39	242	259,167
Series 20-A, 1.45%, 09/15/30	335	296,969
Series A, 4.30%, 07/15/48	297	246,028
Series B, 3.70%, 12/01/47(a)	279	213,110
Series C, 4.30%, 03/15/31(a)	230	230,183
Ameren Illinois Co.
3.70%, 12/01/47	226	172,798
3.85%, 09/01/32	245	235,809
4.50%, 03/15/49	260	223,175
4.95%, 06/01/33	240	244,840
5.55%, 07/01/54	320	315,068
5.63%, 03/01/55	345	344,310
Baltimore Gas & Electric Co.
2.25%, 06/15/31	98	88,605
3.50%, 08/15/46	243	180,489
4.55%, 06/01/52	268	225,440
5.40%, 06/01/53	355	340,998
5.45%, 06/01/35(a)	210	217,345
Basin Electric Power Cooperative, 5.85%, 10/15/55(c)	35	34,529
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	240	209,474
2.85%, 05/15/51	820	508,735
3.25%, 04/15/28	369	364,487
3.70%, 07/15/30	465	457,062
3.80%, 07/15/48	310	237,159
4.25%, 10/15/50	395	318,907
4.45%, 01/15/49	402	335,028
4.50%, 02/01/45	352	305,872
4.60%, 05/01/53	470	395,732
5.15%, 11/15/43	420	402,016
5.95%, 05/15/37	290	312,206
6.13%, 04/01/36	836	906,110
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	205	162,646
3.60%, 03/01/52	345	252,118
4.50%, 04/01/44	299	261,968
4.80%, 03/15/30	310	317,186
4.95%, 04/01/33	330	335,365
5.05%, 03/01/35	185	186,906
5.20%, 10/01/28	375	386,803
Security	Par (000)	Value
Electric (continued)
Series AF, 3.35%, 04/01/51	$333	$233,901
Series ai., 4.45%, 10/01/32	165	164,202
Series AQ, 4.95%, 08/15/35	320	320,612
Commonwealth Edison Co.
3.00%, 03/01/50	345	226,131
3.65%, 06/15/46	352	269,164
3.70%, 08/15/28	363	361,781
4.00%, 03/01/48	400	318,219
5.30%, 02/01/53	310	292,784
5.90%, 03/15/36(a)	320	342,742
5.95%, 06/01/55	380	392,707
Series 123, 3.75%, 08/15/47	281	215,969
Series 130, 3.13%, 03/15/51	421	279,295
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	480	381,774
5.25%, 01/15/53	205	194,469
Series A, 3.20%, 03/15/27	100	99,384
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	445	406,756
3.20%, 12/01/51	355	235,343
3.60%, 06/15/61	400	273,279
3.70%, 11/15/59	295	205,853
3.85%, 06/15/46	280	219,441
3.95%, 03/01/43	382	313,597
4.45%, 03/15/44	398	345,982
4.50%, 12/01/45	418	360,192
4.50%, 05/15/58	350	285,183
4.63%, 12/01/54	403	340,353
5.20%, 03/01/33	215	222,465
5.50%, 03/15/34	195	204,573
5.50%, 03/15/55(a)	50	48,377
5.70%, 05/15/54	425	423,261
5.75%, 11/15/55	445	444,717
5.90%, 11/15/53	445	453,082
6.15%, 11/15/52	375	393,649
Series 07-A, 6.30%, 08/15/37	207	229,243
Series 08-B, 6.75%, 04/01/38	311	356,132
Series 09-C, 5.50%, 12/01/39	301	307,676
Series 2017, 3.88%, 06/15/47	320	248,472
Series 20A, 3.35%, 04/01/30	418	405,174
Series 20B, 3.95%, 04/01/50	504	391,469
Series A, 4.13%, 05/15/49	368	292,656
Series C, 3.00%, 12/01/60	355	208,084
Series C, 4.30%, 12/01/56	315	247,415
Series D, 4.00%, 12/01/28	315	316,099
Series E, 4.65%, 12/01/48	252	217,891
Consumers Energy Co.
2.50%, 05/01/60	10	5,484
3.10%, 08/15/50	305	204,921
3.50%, 08/01/51	337	243,684
4.05%, 05/15/48	220	177,562
4.35%, 04/15/49	358	300,862
4.50%, 01/15/31	255	257,644
4.60%, 05/30/29	355	361,187
4.63%, 05/15/33(a)	345	345,743
4.70%, 01/15/30	270	275,799
4.90%, 02/15/29	225	230,833
5.05%, 05/15/35	260	263,977
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	314	279,306
6.05%, 01/15/38	260	280,365

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.25%, 10/15/53	$225	$241,494
DTE Electric Co.
2.25%, 03/01/30	288	267,814
2.95%, 03/01/50	402	265,685
3.70%, 03/15/45	206	161,287
3.95%, 03/01/49	655	516,991
5.20%, 04/01/33	325	337,384
5.20%, 03/01/34	230	237,038
5.25%, 05/15/35	350	358,544
5.40%, 04/01/53(a)	245	238,120
5.85%, 05/15/55	225	231,466
Series A, 1.90%, 04/01/28(a)	408	391,824
Series A, 3.00%, 03/01/32(a)	210	194,566
Series A, 4.05%, 05/15/48	90	72,799
Series C, 2.63%, 03/01/31	319	295,874
Duke Energy Carolinas LLC
2.45%, 02/01/30	304	284,711
2.55%, 04/15/31	229	211,047
2.85%, 03/15/32	175	160,290
3.20%, 08/15/49	315	215,756
3.55%, 03/15/52	415	298,397
3.70%, 12/01/47	255	194,031
3.75%, 06/01/45	257	202,321
3.88%, 03/15/46	320	252,828
3.95%, 11/15/28	380	380,556
3.95%, 03/15/48	287	226,547
4.00%, 09/30/42	320	269,393
4.25%, 12/15/41	381	335,921
4.85%, 01/15/34	275	277,230
4.95%, 01/15/33	580	595,060
5.25%, 03/15/35	345	355,449
5.30%, 02/15/40	426	429,042
5.35%, 01/15/53	445	426,773
5.40%, 01/15/54	422	408,271
6.00%, 01/15/38	237	255,027
6.05%, 04/15/38(a)	330	357,368
Duke Energy Florida LLC
1.75%, 06/15/30	305	275,231
2.40%, 12/15/31	560	505,629
2.50%, 12/01/29	540	510,422
3.00%, 12/15/51	295	190,383
3.40%, 10/01/46	280	204,241
3.80%, 07/15/28(a)	330	329,970
4.20%, 12/01/30	40	39,921
4.85%, 12/01/35	275	272,985
5.88%, 11/15/33	330	354,803
5.95%, 11/15/52	295	305,181
6.20%, 11/15/53	235	251,671
6.35%, 09/15/37	225	249,203
6.40%, 06/15/38	305	338,978
Duke Energy Indiana LLC
2.75%, 04/01/50	375	235,104
3.75%, 05/15/46	240	187,081
5.40%, 04/01/53	250	238,520
6.35%, 08/15/38	231	254,583
Series YYY, 3.25%, 10/01/49	230	158,519
Duke Energy Progress LLC
2.00%, 08/15/31	305	271,119
2.50%, 08/15/50	328	191,762
3.40%, 04/01/32	255	241,092
3.45%, 03/15/29	335	330,224
Security	Par (000)	Value
Electric (continued)
3.60%, 09/15/47	$360	$269,099
3.70%, 09/01/28	249	248,212
4.10%, 05/15/42	250	212,268
4.10%, 03/15/43	251	211,008
4.15%, 12/01/44	270	224,577
4.20%, 08/15/45	310	257,980
4.35%, 03/06/27	240	241,604
5.05%, 03/15/35	235	238,138
5.10%, 03/15/34	345	354,187
5.25%, 03/15/33	185	191,743
5.35%, 03/15/53	310	296,829
5.55%, 03/15/55(a)	450	443,705
Entergy Arkansas LLC
2.65%, 06/15/51	407	241,846
4.20%, 04/01/49	225	181,677
4.95%, 01/15/36	175	174,479
5.45%, 06/01/34	230	240,092
5.75%, 01/15/56	175	175,103
Entergy Louisiana LLC
2.35%, 06/15/32	215	190,216
2.90%, 03/15/51	360	225,422
3.10%, 06/15/41	370	282,423
4.00%, 03/15/33	422	406,053
4.20%, 09/01/48	403	325,332
4.20%, 04/01/50	333	265,117
4.75%, 09/15/52	230	199,505
5.15%, 09/15/34	375	382,786
5.35%, 03/15/34	185	191,990
5.70%, 03/15/54(a)	365	362,813
5.80%, 03/15/55	415	416,766
Entergy Mississippi LLC, 5.80%, 04/15/55	265	266,338
Entergy Texas, Inc.
1.75%, 03/15/31	330	291,272
5.25%, 04/15/35	330	336,997
Evergy Kansas Central, Inc.
3.45%, 04/15/50(a)	265	186,447
4.13%, 03/01/42	221	187,619
5.25%, 03/15/35	100	101,864
Florida Power & Light Co.
2.45%, 02/03/32	710	639,774
2.88%, 12/04/51	584	372,872
3.15%, 10/01/49	469	321,378
3.70%, 12/01/47	410	314,543
3.95%, 03/01/48	408	324,825
3.99%, 03/01/49	355	281,750
4.05%, 06/01/42	278	236,722
4.05%, 10/01/44	335	278,489
4.13%, 02/01/42	367	318,437
4.13%, 06/01/48	267	217,066
4.40%, 05/15/28	430	435,398
4.63%, 05/15/30(a)	315	321,249
4.70%, 02/15/36	285	281,545
4.80%, 05/15/33	400	406,048
5.05%, 04/01/28	555	568,877
5.10%, 04/01/33	400	412,949
5.15%, 06/15/29	415	430,598
5.30%, 06/15/34	365	381,018
5.30%, 04/01/53	500	478,914
5.60%, 06/15/54	380	380,843
5.60%, 02/15/66	430	423,992
5.69%, 03/01/40	220	230,697

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.70%, 03/15/55	$525	$532,546
5.80%, 03/15/65	355	361,361
5.95%, 02/01/38	255	275,897
5.96%, 04/01/39	250	269,346
Georgia Power Co.
4.00%, 10/01/28	340	341,086
4.30%, 03/15/42	545	478,575
4.55%, 03/15/30	425	431,366
4.65%, 05/16/28	395	400,844
4.70%, 05/15/32	265	268,526
4.85%, 03/15/31	470	481,811
4.95%, 05/17/33	415	423,609
5.00%, 02/23/27	190	192,352
5.13%, 05/15/52	405	376,676
5.20%, 03/15/35(a)	355	363,688
5.25%, 03/15/34	360	371,343
5.50%, 10/01/55(a)	270	262,990
Series 10-C, 4.75%, 09/01/40(a)	265	251,511
Series A, 3.25%, 03/15/51	400	273,900
Series B, 2.65%, 09/15/29	265	252,407
Series B, 3.70%, 01/30/50	285	213,014
Indiana Michigan Power Co., 5.63%, 04/01/53	230	228,801
Jersey Central Power & Light Co.
4.40%, 01/15/31(c)	280	279,114
5.10%, 01/15/35(a)	310	314,135
5.15%, 01/15/36(c)	255	258,216
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42(a)	155	151,532
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	292	279,175
Kentucky Utilities Co.
3.30%, 06/01/50	395	273,415
4.38%, 10/01/45	287	243,151
5.13%, 11/01/40	399	390,567
5.85%, 08/15/55	230	233,512
Louisville Gas and Electric Co., 5.85%, 08/15/55	120	121,634
MidAmerican Energy Co.
2.70%, 08/01/52	325	199,516
3.15%, 04/15/50	335	226,064
3.65%, 04/15/29	363	359,608
3.65%, 08/01/48	373	279,861
4.25%, 07/15/49	417	342,223
5.30%, 02/01/55	335	317,681
5.85%, 09/15/54	595	609,925
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	188	175,206
2.75%, 04/15/32(a)	225	204,202
3.40%, 02/07/28	346	343,121
3.95%, 12/10/27	115	115,235
4.02%, 11/01/32	293	284,611
4.12%, 09/16/27	230	230,865
4.30%, 03/15/49	292	244,083
4.75%, 02/07/28	115	116,751
4.80%, 02/05/27	215	217,129
4.80%, 03/15/28	405	412,214
4.85%, 02/07/29(a)	305	312,152
4.95%, 02/07/30(a)	90	92,421
5.15%, 06/15/29	340	351,196
5.80%, 01/15/33	335	358,820
Series D, 4.15%, 08/25/28	255	256,230
Security	Par (000)	Value
Electric (continued)
Nevada Power Co.
6.00%, 03/15/54	$240	$245,571
Series CC, 3.70%, 05/01/29	295	291,548
Northern States Power Co./MN
2.60%, 06/01/51	351	213,863
2.90%, 03/01/50(a)	523	342,471
3.40%, 08/15/42	184	144,191
3.60%, 09/15/47	243	182,873
4.50%, 06/01/52	320	271,085
5.05%, 05/15/35	325	330,119
5.10%, 05/15/53	440	407,003
5.40%, 03/15/54	360	348,205
5.65%, 05/15/55	245	244,819
Northern States Power Co./WI, 5.65%, 06/15/54	15	15,019
NSTAR Electric Co.
3.20%, 05/15/27	395	391,978
5.20%, 03/01/35	175	178,114
5.40%, 06/01/34	345	357,141
Oklahoma Gas & Electric Co., 5.60%, 04/01/53	310	304,955
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	234	221,133
3.10%, 09/15/49	379	251,388
3.70%, 11/15/28	415	412,329
3.75%, 04/01/45	308	241,611
4.30%, 05/15/28	330	332,515
4.50%, 03/20/27(c)	220	221,714
4.55%, 09/15/32	350	349,413
4.65%, 11/01/29	300	305,398
4.95%, 09/15/52	426	378,758
5.35%, 04/01/35(c)	420	431,080
5.55%, 06/15/54	410	398,550
5.65%, 11/15/33	350	370,494
5.80%, 04/01/55(c)	315	316,297
PECO Energy Co.
3.90%, 03/01/48	347	272,943
4.88%, 09/15/35	400	401,039
4.90%, 06/15/33	218	222,267
5.25%, 09/15/54	300	282,844
5.65%, 09/15/55	260	259,670
Potomac Electric Power Co.
4.15%, 03/15/43	340	287,515
6.50%, 11/15/37	235	261,910
PPL Electric Utilities Corp.
4.85%, 02/15/34	325	327,741
5.00%, 05/15/33	250	255,609
5.25%, 05/15/53	410	390,841
5.55%, 08/15/55	420	415,469
Public Service Co. of Colorado
1.88%, 06/15/31	340	299,488
3.60%, 09/15/42	259	203,240
5.15%, 09/15/35	410	414,042
5.25%, 04/01/53	460	427,440
5.35%, 05/15/34	390	400,526
5.75%, 05/15/54	435	434,990
5.85%, 05/15/55	420	424,197
Series 34, 3.20%, 03/01/50(a)	310	210,358
Public Service Co. of New Hampshire, 5.35%, 10/01/33	195	202,894
Public Service Electric & Gas Co.
3.10%, 03/15/32	270	250,518
3.80%, 03/01/46	228	179,547

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.65%, 03/15/33	$305	$306,105
4.85%, 08/01/34	270	271,699
5.20%, 08/01/33	200	206,919
5.30%, 08/01/54	320	305,962
5.45%, 03/01/54	305	297,881
Public Service Electric and Gas Co.
Series Q, 5.50%, 03/01/55	180	177,060
Series R, 4.20%, 01/01/31(a)	175	174,513
Series R, 5.63%, 01/01/56	140	140,112
Puget Sound Energy, Inc.
4.22%, 06/15/48	125	101,715
5.60%, 09/15/55	345	335,822
San Diego Gas & Electric Co.
3.70%, 03/15/52	280	204,170
4.50%, 08/15/40	200	182,484
4.95%, 08/15/28	405	415,064
5.35%, 04/01/53	335	315,999
5.40%, 04/15/35	395	407,146
5.55%, 04/15/54	335	325,186
Series VVV, 1.70%, 10/01/30	306	273,175
Series WWW, 2.95%, 08/15/51	465	297,800
Series XXX, 3.00%, 03/15/32	210	192,941
Southern California Edison Co.
2.25%, 06/01/30(a)	255	232,092
2.75%, 02/01/32	490	439,865
2.85%, 08/01/29	322	305,886
3.45%, 02/01/52	365	242,676
3.65%, 02/01/50	662	462,077
4.00%, 04/01/47	909	686,271
4.50%, 09/01/40	260	226,948
4.65%, 10/01/43	384	327,407
4.88%, 02/01/27	265	267,023
5.15%, 06/01/29	295	302,013
5.20%, 06/01/34	435	435,352
5.25%, 03/15/30	375	385,051
5.30%, 03/01/28	475	485,997
5.45%, 06/01/31(a)	175	181,152
5.45%, 03/01/35	430	434,824
5.50%, 03/15/40	184	179,454
5.65%, 10/01/28(a)	190	196,753
5.85%, 11/01/27	230	236,524
5.88%, 12/01/53(a)	310	297,906
5.90%, 03/01/55	315	304,418
5.95%, 11/01/32	325	344,709
6.00%, 01/15/34(a)	225	236,283
6.05%, 03/15/39	271	279,033
6.20%, 09/15/55	330	332,337
Series 08-A, 5.95%, 02/01/38	335	342,982
Series 20A, 2.95%, 02/01/51(a)	380	232,625
Series A, 4.20%, 03/01/29(a)	314	312,747
Series B, 4.88%, 03/01/49	320	270,193
Series C, 4.13%, 03/01/48	647	495,477
Series D, 4.70%, 06/01/27	325	327,652
Southwestern Public Service Co.
5.30%, 05/15/35	215	219,243
6.00%, 06/01/54	325	332,045
Series 8, 3.15%, 05/01/50	310	204,021
Tampa Electric Co.
4.90%, 03/01/29	245	250,622
5.15%, 03/01/35	270	272,993
Security	Par (000)	Value
Electric (continued)
Union Electric Co.
2.15%, 03/15/32	$260	$228,872
2.63%, 03/15/51	370	223,090
3.90%, 04/01/52	250	190,717
5.20%, 04/01/34	205	210,531
5.25%, 04/15/35	270	277,020
5.45%, 03/15/53	235	227,123
Virginia Electric & Power Co.
2.30%, 11/15/31	258	229,916
2.40%, 03/30/32	290	257,879
2.45%, 12/15/50	453	260,345
2.95%, 11/15/51	455	285,563
3.30%, 12/01/49	292	200,501
4.00%, 01/15/43	285	234,686
4.45%, 02/15/44	256	221,528
4.60%, 12/01/48	314	267,336
5.00%, 04/01/33	375	382,094
5.00%, 01/15/34	160	161,947
5.05%, 08/15/34	310	313,801
5.15%, 03/15/35	280	284,150
5.35%, 01/15/54(a)	225	212,064
5.45%, 04/01/53	390	371,627
5.55%, 08/15/54	305	295,232
5.65%, 03/15/55	345	339,002
5.70%, 08/15/53(a)	275	271,410
8.88%, 11/15/38	321	427,171
Series A, 2.88%, 07/15/29	305	293,313
Series A, 3.50%, 03/15/27	348	346,667
Series A, 3.80%, 04/01/28	280	279,240
Series A, 6.00%, 05/15/37	302	323,698
Series B, 3.75%, 05/15/27	320	319,462
Series B, 3.80%, 09/15/47	290	222,308
Series B, 6.00%, 01/15/36	315	337,868
Series C, 4.00%, 11/15/46	345	273,598
Series C, 4.63%, 05/15/52	313	263,243
Series C, 4.90%, 09/15/35	390	387,399
Series D, 4.65%, 08/15/43	280	250,140
Series D, 5.60%, 09/15/55	435	423,207
Wisconsin Electric Power Co.
4.15%, 10/15/30	255	254,219
4.75%, 09/30/32(a)	205	209,045
		119,393,006
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc., 4.38%, 05/08/42	260	230,448
Emerson Electric Co.
1.80%, 10/15/27(a)	232	224,752
1.95%, 10/15/30	270	245,116
2.00%, 12/21/28	630	598,505
2.20%, 12/21/31	595	531,708
2.75%, 10/15/50	227	143,986
2.80%, 12/21/51	483	306,448
5.00%, 03/15/35	190	194,089
		2,475,052
Electronics — 0.8%
Amphenol Corp.
2.20%, 09/15/31	600	536,436
2.80%, 02/15/30(a)	235	223,258
3.80%, 11/15/27	500	499,813
3.90%, 11/15/28	205	204,861
4.13%, 11/15/30	425	422,179

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.35%, 06/01/29	$260	$262,859
4.38%, 06/12/28	470	474,664
4.40%, 02/15/33	720	711,402
4.63%, 02/15/36	695	679,134
5.00%, 01/15/35	410	415,396
5.05%, 04/05/27	20	20,269
5.25%, 04/05/34	355	367,455
5.30%, 11/15/55	615	588,227
5.38%, 11/15/54(a)	205	199,338
Honeywell International, Inc.
1.10%, 03/01/27(a)	470	457,010
1.75%, 09/01/31(a)	835	730,361
1.95%, 06/01/30	521	475,809
2.70%, 08/15/29	350	335,030
2.80%, 06/01/50	339	223,595
4.25%, 01/15/29	330	332,657
4.50%, 01/15/34	590	584,790
4.65%, 07/30/27	435	440,403
4.70%, 02/01/30(a)	485	495,469
4.75%, 02/01/32	390	398,001
4.88%, 09/01/29	270	277,885
4.95%, 02/15/28	238	243,180
4.95%, 09/01/31	280	289,779
5.00%, 02/15/33	608	625,661
5.00%, 03/01/35	755	767,264
5.25%, 03/01/54	835	791,363
5.35%, 03/01/64	400	381,810
Tyco Electronics Group SA
2.50%, 02/04/32	315	282,841
4.50%, 02/09/31	100	100,902
4.88%, 02/09/36	160	159,145
		13,998,246
Environmental Control — 0.7%
Republic Services, Inc.
1.45%, 02/15/31	790	689,780
1.75%, 02/15/32(a)	200	172,673
2.30%, 03/01/30(a)	115	107,120
2.38%, 03/15/33(a)	235	204,855
3.38%, 11/15/27	85	84,491
3.95%, 05/15/28	25	25,054
4.75%, 07/15/30	190	194,229
4.88%, 04/01/29	305	312,641
5.00%, 12/15/33(a)	50	51,437
5.00%, 04/01/34	810	827,671
5.15%, 03/15/35(a)	575	591,704
5.20%, 11/15/34	20	20,620
Waste Connections, Inc.
2.20%, 01/15/32	45	39,781
2.60%, 02/01/30	80	75,647
2.95%, 01/15/52(a)	415	268,196
3.05%, 04/01/50	225	151,131
3.20%, 06/01/32	120	111,698
3.50%, 05/01/29	40	39,429
4.20%, 01/15/33	660	644,808
4.25%, 12/01/28	145	146,192
5.00%, 03/01/34	485	493,401
5.25%, 09/01/35(a)	285	293,958
Waste Management, Inc.
1.15%, 03/15/28	230	217,667
1.50%, 03/15/31	812	709,462
2.50%, 11/15/50	235	141,080
Security	Par (000)	Value
Environmental Control (continued)
3.15%, 11/15/27	$380	$376,237
4.15%, 04/15/32	500	495,241
4.15%, 07/15/49	315	261,739
4.50%, 03/15/28	465	471,566
4.63%, 02/15/30	460	468,251
4.63%, 02/15/33	295	298,087
4.65%, 03/15/30(a)	255	260,021
4.80%, 03/15/32	280	286,548
4.88%, 02/15/29	435	446,453
4.88%, 02/15/34(a)	605	618,531
4.95%, 07/03/27	370	375,878
4.95%, 07/03/31	480	496,211
4.95%, 03/15/35	755	764,102
5.35%, 10/15/54(a)	605	588,089
		12,821,679
Food — 0.2%
Hershey Co.(The)
4.55%, 02/24/28	205	208,256
4.75%, 02/24/30	270	276,510
4.95%, 02/24/32	360	371,983
5.10%, 02/24/35	275	282,134
Hormel Foods Corp.
1.70%, 06/03/28	420	399,819
1.80%, 06/11/30	541	488,795
3.05%, 06/03/51	325	213,721
4.80%, 03/30/27	240	242,372
Kellanova
2.10%, 06/01/30	80	73,326
Series B, 7.45%, 04/01/31	35	40,087
		2,597,003
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	326	367,952
Gas — 0.5%
Atmos Energy Corp.
1.50%, 01/15/31	342	300,214
2.63%, 09/15/29(a)	395	376,699
2.85%, 02/15/52(a)	335	209,126
3.00%, 06/15/27	172	170,328
3.38%, 09/15/49	233	163,892
4.13%, 10/15/44(a)	374	315,515
4.15%, 01/15/43(a)	150	127,993
4.30%, 10/01/48	325	269,195
5.00%, 12/15/54(a)	350	316,559
5.20%, 08/15/35(a)	300	308,490
5.45%, 01/15/56	335	323,735
5.75%, 10/15/52(a)	265	267,710
5.90%, 11/15/33	330	356,549
6.20%, 11/15/53	240	258,912
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	395	352,130
4.40%, 07/01/32	270	267,950
5.25%, 03/01/28(a)	410	420,306
ONE Gas, Inc.
4.66%, 02/01/44	235	209,252
5.10%, 04/01/29	240	247,112
Southern California Gas Co.
2.95%, 04/15/27	335	331,578
5.05%, 09/01/34	340	344,582
5.20%, 06/01/33	475	488,746
5.45%, 06/15/35	315	327,064

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.60%, 04/01/54	$242	$236,101
5.75%, 06/01/53(a)	235	233,888
6.00%, 06/15/55	260	266,255
6.35%, 11/15/52	300	322,567
Series VV, 4.30%, 01/15/49	262	213,254
Series XX, 2.55%, 02/01/30	269	253,592
		8,279,294
Hand & Machine Tools — 0.0%
Snap-on, Inc., 3.10%, 05/01/50	218	147,737
Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28(a)	404	384,852
1.40%, 06/30/30	433	387,797
4.75%, 11/30/36	797	792,434
4.75%, 04/15/43	403	377,060
4.90%, 11/30/46	1,536	1,431,278
5.30%, 05/27/40	542	556,179
6.00%, 04/01/39	175	191,190
6.15%, 11/30/37	390	431,038
Boston Scientific Corp.
2.65%, 06/01/30	200	187,982
4.70%, 03/01/49(a)	225	202,214
Danaher Corp.
2.60%, 10/01/50	525	320,314
2.80%, 12/10/51	540	342,092
4.38%, 09/15/45	240	209,229
DH Europe Finance II SARL
2.60%, 11/15/29	310	294,403
3.25%, 11/15/39	515	420,336
3.40%, 11/15/49	415	298,626
Medtronic Global Holdings SCA
4.25%, 03/30/28	600	604,600
4.50%, 03/30/33	560	559,353
Medtronic, Inc.
4.38%, 03/15/35	952	931,887
4.63%, 03/15/45	797	729,336
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	365	345,128
2.00%, 10/15/31(a)	750	668,168
2.60%, 10/01/29	555	528,398
2.80%, 10/15/41	611	451,355
4.10%, 08/15/47(a)	385	319,112
4.20%, 03/01/31	340	339,033
4.47%, 10/07/32	285	285,404
4.79%, 10/07/35	340	338,475
4.80%, 11/21/27(a)	550	559,394
4.89%, 10/07/37(a)	370	366,975
4.95%, 11/21/32	225	231,701
4.98%, 08/10/30	415	428,765
5.00%, 01/31/29(a)	535	550,971
5.09%, 08/10/33	370	382,287
5.20%, 01/31/34	120	124,462
5.40%, 08/10/43	270	270,545
		15,842,373
Health Care - Services — 2.6%
Ascension Health
3.95%, 11/15/46	597	482,620
Series B, 2.53%, 11/15/29(a)	452	428,788
Series B, 3.11%, 11/15/39	360	285,489
Security	Par (000)	Value
Health Care - Services (continued)
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	$40	$28,830
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	209	159,707
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	390	247,752
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	230	142,504
CommonSpirit Health
2.78%, 10/01/30	215	200,112
3.35%, 10/01/29	400	387,215
3.82%, 10/01/49(a)	262	195,208
3.91%, 10/01/50	240	179,004
4.19%, 10/01/49	400	316,509
4.35%, 11/01/42	350	305,106
5.21%, 12/01/31	350	361,046
5.32%, 12/01/34	250	253,914
6.07%, 11/01/27	175	180,441
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	235	164,457
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	225	180,253
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	200	144,524
Series 2020, 2.88%, 09/01/50	290	183,256
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	240	182,492
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	286	227,709
Kaiser Foundation Hospitals
3.15%, 05/01/27	312	309,560
4.15%, 05/01/47	672	558,108
4.88%, 04/01/42(a)	325	308,515
Series 2019, 3.27%, 11/01/49	500	350,959
Series 2021, 2.81%, 06/01/41	660	490,246
Series 2021, 3.00%, 06/01/51	745	486,371
Mass General Brigham, Inc., Series 2020, 3.34%, 07/01/60	244	159,517
Mayo Clinic, Series 2021, 3.20%, 11/15/61	235	150,071
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	155	125,679
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	295	181,259
New York and Presbyterian Hospital(The)
4.02%, 08/01/45	216	178,604
Series 2019, 3.95%, 08/01/2119	105	72,288
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	210	165,905
4.26%, 11/01/47	388	318,582
Novant Health, Inc., 3.17%, 11/01/51	251	166,716
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	275	282,791
Series 19A, 2.53%, 10/01/29	306	287,612
Series 21A, 2.70%, 10/01/51	375	222,657
SSM Health Care Corp., Series A, 3.82%, 06/01/27(a)	210	209,669
Stanford Health Care, Series 2018, 3.80%, 11/15/48	260	202,032
Sutter Health
Series 20A, 2.29%, 08/15/30	225	206,529
Series 20A, 3.36%, 08/15/50	89	62,264

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Toledo Hospital (The), 5.75%, 11/15/38(a)	$176	$177,677
UnitedHealth Group, Inc.
3.70%, 05/15/27	220	219,533
2.00%, 05/15/30	615	561,376
2.30%, 05/15/31	757	682,627
2.75%, 05/15/40	502	371,302
2.88%, 08/15/29	495	475,639
2.90%, 05/15/50	535	339,466
2.95%, 10/15/27	426	420,024
3.05%, 05/15/41	820	616,375
3.13%, 05/15/60	535	321,967
3.25%, 05/15/51	832	559,423
3.38%, 04/15/27	260	258,435
3.50%, 08/15/39	640	528,259
3.70%, 08/15/49	657	484,150
3.75%, 10/15/47	374	282,806
3.85%, 06/15/28	594	592,467
3.88%, 12/15/28	504	503,238
3.88%, 08/15/59	655	467,282
3.95%, 10/15/42	418	344,363
4.00%, 05/15/29	530	529,294
4.20%, 05/15/32	715	703,144
4.20%, 01/15/47	342	278,593
4.25%, 01/15/29	685	689,391
4.25%, 03/15/43	395	336,976
4.25%, 04/15/47	418	342,099
4.25%, 06/15/48	720	585,458
4.38%, 03/15/42	315	275,450
4.40%, 06/15/28	205	207,080
4.45%, 12/15/48	638	530,293
4.50%, 04/15/33	845	833,833
4.60%, 04/15/27	215	216,815
4.63%, 07/15/35(a)	492	481,611
4.63%, 11/15/41	339	307,256
4.65%, 01/15/31	450	455,610
4.75%, 07/15/45	1,015	905,287
4.75%, 05/15/52	995	854,599
4.80%, 01/15/30	660	674,942
4.90%, 04/15/31	540	553,158
4.95%, 01/15/32	810	828,741
4.95%, 05/15/62	495	424,483
5.00%, 04/15/34	590	595,429
5.05%, 04/15/53	1,030	924,812
5.15%, 07/15/34(a)	1,100	1,121,607
5.20%, 04/15/63	720	640,523
5.25%, 02/15/28	575	589,493
5.30%, 02/15/30	535	557,235
5.30%, 06/15/35(a)	490	504,217
5.35%, 02/15/33(a)	1,260	1,309,259
5.38%, 04/15/54	895	838,824
5.50%, 07/15/44	820	806,201
5.50%, 04/15/64	550	513,481
5.63%, 07/15/54	1,355	1,318,975
5.75%, 07/15/64	895	867,200
5.80%, 03/15/36	580	613,526
5.88%, 02/15/53	1,025	1,029,824
5.95%, 06/15/55	410	418,599
6.05%, 02/15/63	725	735,718
6.50%, 06/15/37	337	375,502
6.63%, 11/15/37	174	194,874
6.88%, 02/15/38	585	670,001
Security	Par (000)	Value
Health Care - Services (continued)
UPMC, 5.04%, 05/15/33	$270	$274,855
		44,853,547
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	215	206,178
4.85%, 10/15/30(a)	60	61,383
5.00%, 10/15/34	315	317,573
5.50%, 10/15/35	315	326,036
NVR, Inc., 3.00%, 05/15/30	275	261,282
		1,172,452
Household Products & Wares — 0.1%
Kimberly-Clark Corp.
1.05%, 09/15/27	270	259,072
2.00%, 11/02/31(a)	410	367,452
2.88%, 02/07/50	246	163,260
3.10%, 03/26/30	455	437,233
3.20%, 04/25/29	355	347,082
3.20%, 07/30/46	274	195,962
3.95%, 11/01/28	290	290,374
6.63%, 08/01/37	376	431,840
		2,492,275
Insurance — 2.4%
Aflac, Inc.
3.60%, 04/01/30	698	685,871
4.75%, 01/15/49	293	257,342
Alleghany Corp.
3.25%, 08/15/51(a)	255	172,559
3.63%, 05/15/30	385	376,975
American International Group, Inc.
3.88%, 01/15/35	45	41,916
4.38%, 06/30/50	510	425,051
4.50%, 07/16/44	50	43,966
4.75%, 04/01/48(a)	25	22,299
5.45%, 05/07/35	145	150,274
Arch Capital Group Ltd., 3.64%, 06/30/50	510	377,715
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	230	217,243
AXA SA, 8.60%, 12/15/30	285	333,853
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	177	158,271
1.85%, 03/12/30	450	414,081
2.30%, 03/15/27	20	19,701
2.50%, 01/15/51(a)	590	350,528
2.85%, 10/15/50	855	544,244
2.88%, 03/15/32(a)	595	554,662
3.85%, 03/15/52	1,555	1,186,985
4.20%, 08/15/48	1,176	974,153
4.25%, 01/15/49	892	742,797
4.30%, 05/15/43	303	268,612
4.40%, 05/15/42	545	495,482
5.75%, 01/15/40	352	379,726
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	287	267,351
Chubb Corp.(The)
6.00%, 05/11/37	478	518,432
Series 1, 6.50%, 05/15/38	360	407,231
Chubb INA Holdings LLC
1.38%, 09/15/30	580	511,855
2.85%, 12/15/51	235	149,167
3.05%, 12/15/61	285	174,855
4.35%, 11/03/45	805	698,640
4.65%, 08/15/29	440	450,069

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.90%, 08/15/35	$470	$470,319
5.00%, 03/15/34	845	861,491
Globe Life, Inc., 4.55%, 09/15/28	20	20,205
Hartford Financial Services Group, Inc.(The)
3.60%, 08/19/49	35	25,816
4.40%, 03/15/48	10	8,495
Loews Corp.
3.20%, 05/15/30	323	309,655
4.13%, 05/15/43	271	230,807
Manulife Financial Corp.
2.48%, 05/19/27	115	113,013
3.70%, 03/16/32	565	540,903
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(b)	220	219,523
4.99%, 12/11/35	190	189,677
5.38%, 03/04/46(a)	427	421,549
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	380	346,727
4.20%, 03/01/48	430	351,643
4.35%, 01/30/47	363	307,005
4.38%, 03/15/29	884	892,616
4.55%, 11/08/27	270	273,104
4.65%, 03/15/30	560	570,118
4.75%, 03/15/39	369	353,162
4.85%, 11/15/31	595	609,199
4.90%, 03/15/49	618	558,009
5.00%, 03/15/35	850	857,858
5.15%, 03/15/34	355	365,173
5.35%, 11/15/44	220	214,819
5.40%, 09/15/33	350	365,981
5.40%, 03/15/55	755	728,150
5.45%, 03/15/53	335	324,272
5.45%, 03/15/54	195	188,844
5.70%, 09/15/53	515	517,187
5.75%, 11/01/32	120	128,100
6.25%, 11/01/52	310	334,086
MetLife, Inc.
4.05%, 03/01/45	499	412,022
4.13%, 08/13/42	405	344,417
4.55%, 03/23/30(a)	520	529,866
4.60%, 05/13/46	370	328,784
4.88%, 11/13/43	520	483,388
5.00%, 07/15/52(a)	515	469,304
5.25%, 01/15/54(a)	460	435,340
5.30%, 12/15/34(a)	330	341,982
5.38%, 07/15/33(a)	520	545,520
5.70%, 06/15/35	476	506,624
5.88%, 02/06/41	345	360,876
6.38%, 06/15/34	374	415,379
6.50%, 12/15/32	336	374,914
PartnerRe Finance B LLC, 3.70%, 07/02/29	335	327,663
Principal Financial Group, Inc.
2.13%, 06/15/30	356	324,586
3.70%, 05/15/29	310	305,772
6.05%, 10/15/36(a)	335	363,481
Progressive Corp.(The)
2.50%, 03/15/27	50	49,287
3.00%, 03/15/32	395	364,074
3.20%, 03/26/30	434	419,274
3.70%, 03/15/52	325	242,332
3.95%, 03/26/50	288	225,660
Security	Par (000)	Value
Insurance (continued)
4.00%, 03/01/29	$280	$280,548
4.13%, 04/15/47	298	244,827
4.20%, 03/15/48	375	309,653
4.95%, 06/15/33	240	245,334
Prudential Financial, Inc.
2.10%, 03/10/30(a)	257	238,587
3.00%, 03/10/40	56	43,511
3.70%, 03/13/51	732	539,952
3.91%, 12/07/47	478	372,940
3.94%, 12/07/49	543	419,642
4.35%, 02/25/50	443	365,685
4.60%, 05/15/44	393	349,502
5.20%, 03/14/35(a)	410	418,232
5.70%, 12/14/36	335	353,768
Prudential Funding Asia PLC, 3.13%, 04/14/30	545	521,843
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33(a)	375	391,646
5.80%, 04/01/35	240	250,043
Travelers Companies, Inc.(The)
2.55%, 04/27/50(a)	315	190,595
3.05%, 06/08/51	405	268,226
3.75%, 05/15/46	308	241,171
4.00%, 05/30/47	355	286,357
4.05%, 03/07/48	309	249,947
4.10%, 03/04/49	285	230,509
4.60%, 08/01/43	310	280,705
5.05%, 07/24/35(a)	285	288,583
5.35%, 11/01/40	370	374,791
5.45%, 05/25/53	410	401,958
5.70%, 07/24/55	370	376,168
6.25%, 06/15/37	424	469,786
Travelers Property Casualty Corp., 6.38%, 03/15/33	373	417,897
		41,662,363
Internet — 4.2%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	765	694,776
2.70%, 02/09/41(a)	510	374,224
3.15%, 02/09/51	950	646,039
3.25%, 02/09/61	415	271,089
3.40%, 12/06/27(a)	1,210	1,199,457
4.00%, 12/06/37(a)	520	477,670
4.20%, 12/06/47(a)	850	709,091
4.40%, 12/06/57(a)	460	381,578
4.50%, 11/28/34	340	334,534
4.88%, 05/26/30	240	246,540
5.25%, 05/26/35(a)	455	471,395
Alphabet, Inc.
0.80%, 08/15/27	110	105,585
1.10%, 08/15/30	1,212	1,069,119
1.90%, 08/15/40(a)	470	316,317
2.05%, 08/15/50	1,722	928,685
2.25%, 08/15/60	1,050	534,918
3.88%, 11/15/28	190	190,837
4.00%, 05/15/30	385	385,133
4.10%, 11/15/30	965	966,098
4.38%, 11/15/32	315	315,860
4.50%, 05/15/35	625	619,023
4.70%, 11/15/35	980	975,141
5.25%, 05/15/55	535	509,522
5.30%, 05/15/65	790	737,977

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.35%, 11/15/45	$805	$794,252
5.45%, 11/15/55	2,005	1,958,356
5.70%, 11/15/75	1,400	1,373,431
Amazon.com, Inc.
1.20%, 06/03/27	747	724,487
1.50%, 06/03/30	1,321	1,190,051
1.65%, 05/12/28	1,067	1,020,079
2.10%, 05/12/31	1,802	1,626,058
2.50%, 06/03/50	1,261	749,627
2.70%, 06/03/60	1,126	632,019
2.88%, 05/12/41	1,057	797,348
3.10%, 05/12/51	1,585	1,055,570
3.15%, 08/22/27	512	508,475
3.25%, 05/12/61	980	623,898
3.30%, 04/13/27	990	986,178
3.45%, 04/13/29	845	836,286
3.60%, 04/13/32	1,155	1,117,384
3.88%, 08/22/37	1,309	1,188,547
3.90%, 11/20/28	835	837,889
3.95%, 04/13/52	1,180	918,810
4.05%, 08/22/47	1,722	1,407,332
4.10%, 11/20/30	1,150	1,150,361
4.10%, 04/13/62	580	442,699
4.25%, 08/22/57	1,122	895,110
4.35%, 03/20/33	945	939,599
4.55%, 12/01/27	1,185	1,204,789
4.65%, 12/01/29(a)	565	579,722
4.65%, 11/20/35	1,190	1,177,968
4.70%, 12/01/32(a)	1,210	1,241,550
4.80%, 12/05/34(a)	404	414,064
4.95%, 12/05/44(a)	784	750,692
5.45%, 11/20/55	1,470	1,431,039
5.55%, 11/20/65	1,040	1,008,793
Baidu, Inc.
2.38%, 08/23/31	270	244,767
3.63%, 07/06/27	215	214,000
4.38%, 03/29/28	35	35,253
Booking Holdings, Inc., 3.55%, 03/15/28	270	267,723
Meta Platforms, Inc.
3.50%, 08/15/27	615	613,998
3.85%, 08/15/32	1,615	1,560,451
4.20%, 11/15/30	1,040	1,038,000
4.30%, 08/15/29	680	687,539
4.45%, 08/15/52	1,415	1,135,908
4.55%, 08/15/31	790	800,327
4.60%, 05/15/28	480	488,737
4.60%, 11/15/32	785	786,476
4.65%, 08/15/62	375	298,347
4.75%, 08/15/34	1,270	1,267,592
4.80%, 05/15/30	485	498,128
4.88%, 11/15/35	2,885	2,850,630
4.95%, 05/15/33	835	850,387
5.40%, 08/15/54	1,645	1,515,770
5.50%, 11/15/45	2,455	2,360,862
5.55%, 08/15/64	1,303	1,193,313
5.60%, 05/15/53	1,225	1,161,886
5.63%, 11/15/55(a)	3,205	3,044,812
5.75%, 05/15/63	855	811,203
5.75%, 11/15/65(a)	2,385	2,254,961
Netflix, Inc.
4.88%, 04/15/28	120	122,454
Security	Par (000)	Value
Internet (continued)
4.90%, 08/15/34(a)	$60	$60,921
5.40%, 08/15/54	240	229,396
5.88%, 11/15/28	200	209,803
6.38%, 05/15/29(a)	445	475,890
Tencent Music Entertainment Group, 2.00%, 09/03/30	260	235,638
		72,358,243
Iron & Steel — 0.1%
Nucor Corp.
2.70%, 06/01/30(a)	340	319,611
3.13%, 04/01/32(a)	225	209,265
3.85%, 04/01/52	355	271,898
3.95%, 05/01/28(a)	365	365,158
4.30%, 05/23/27	465	468,120
4.65%, 06/01/30	265	269,524
5.10%, 06/01/35	180	183,376
6.40%, 12/01/37	120	134,365
		2,221,317
Machinery — 1.3%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	369	354,245
3.60%, 08/12/27(a)	325	324,636
3.70%, 01/10/28(a)	175	174,983
3.95%, 11/14/28	365	366,201
4.15%, 01/08/31	185	184,895
4.38%, 08/16/29	305	309,520
4.40%, 10/15/27	295	298,477
4.60%, 11/15/27	460	467,350
4.70%, 11/15/29	365	374,328
4.85%, 02/27/29	335	344,257
5.00%, 05/14/27	405	411,604
Series K, 4.10%, 08/15/28	350	352,544
Caterpillar, Inc.
1.90%, 03/12/31(a)	470	423,733
2.60%, 09/19/29(a)	256	244,712
2.60%, 04/09/30	421	398,344
3.25%, 09/19/49	460	328,249
3.25%, 04/09/50(a)	569	406,319
3.80%, 08/15/42	882	740,210
4.30%, 05/15/44	225	197,385
4.75%, 05/15/64	442	389,248
5.20%, 05/15/35	700	724,359
5.20%, 05/27/41	364	366,174
Deere & Co.
2.88%, 09/07/49(a)	210	141,003
3.10%, 04/15/30	533	513,311
3.75%, 04/15/50	369	288,259
3.90%, 06/09/42	631	543,750
5.38%, 10/16/29	301	315,905
5.45%, 01/16/35(a)	565	593,963
5.70%, 01/19/55	390	405,205
Deere Funding Canada Corp., 4.15%, 10/09/30	20	19,955
Eaton Capital ULC, 4.45%, 05/09/30	215	216,614
John Deere Capital Corp.
1.45%, 01/15/31	475	419,372
1.50%, 03/06/28	310	296,191
1.75%, 03/09/27	200	195,951
2.00%, 06/17/31	340	303,809
2.35%, 03/08/27	275	271,082
2.45%, 01/09/30(a)	275	260,516

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
2.80%, 09/08/27	$298	$293,890
2.80%, 07/18/29	325	313,265
3.35%, 04/18/29	218	214,337
3.45%, 03/07/29	381	375,981
3.90%, 06/07/32	235	230,203
4.15%, 09/15/27	300	302,148
4.20%, 07/15/27(a)	430	433,305
4.35%, 09/15/32	280	280,557
4.38%, 10/15/30	355	358,558
4.40%, 09/08/31	705	711,182
4.50%, 01/16/29	515	524,234
4.65%, 01/07/28(a)	265	269,704
4.70%, 06/10/30	510	522,685
4.75%, 01/20/28(a)	565	576,633
4.85%, 03/05/27	175	177,141
4.85%, 06/11/29	370	380,410
4.90%, 06/11/27	430	437,145
4.90%, 03/03/28	130	133,064
4.90%, 03/07/31(a)	405	417,516
4.95%, 07/14/28	775	796,314
5.10%, 04/11/34	645	664,327
5.15%, 09/08/33	525	548,632
Series 1, 5.05%, 06/12/34	380	390,609
Series I, 4.25%, 06/05/28	370	374,375
Series I, 4.55%, 06/05/30	410	416,966
Rockwell Automation, Inc., 4.20%, 03/01/49	250	208,221
		23,318,061
Manufacturing — 0.6%
3M Co.
2.38%, 08/26/29	535	505,182
2.88%, 10/15/27	415	408,036
3.05%, 04/15/30	290	277,145
3.13%, 09/19/46	120	83,022
3.25%, 08/26/49	615	423,321
3.38%, 03/01/29(a)	425	416,889
3.63%, 09/14/28	230	228,297
3.63%, 10/15/47(a)	250	186,472
3.70%, 04/15/50	315	233,586
4.00%, 09/14/48	530	418,477
4.80%, 03/15/30	270	275,638
5.15%, 03/15/35	370	377,690
5.70%, 03/15/37	420	441,322
Eaton Corp.
3.10%, 09/15/27	310	306,747
4.00%, 11/02/32	560	548,426
4.15%, 03/15/33	750	736,656
4.15%, 11/02/42	490	425,092
4.35%, 05/18/28	170	171,776
4.70%, 08/23/52	315	282,116
Illinois Tool Works, Inc.
3.90%, 09/01/42	520	439,720
4.88%, 09/15/41	305	292,264
Parker-Hannifin Corp.
3.25%, 03/01/27	60	59,615
3.25%, 06/14/29	515	501,713
4.00%, 06/14/49	290	234,356
4.10%, 03/01/47(c)	280	229,924
4.20%, 11/21/34	325	314,900
4.25%, 09/15/27	390	392,201
4.45%, 11/21/44	270	237,151
Security	Par (000)	Value
Manufacturing (continued)
4.50%, 09/15/29	$465	$471,369
		9,919,103
Media — 2.4%
Comcast Corp.
1.50%, 02/15/31(a)	1,055	920,506
1.95%, 01/15/31	850	759,812
2.45%, 08/15/52(a)	706	373,412
2.65%, 02/01/30	755	712,153
2.65%, 08/15/62	420	211,611
2.80%, 01/15/51	826	480,815
2.89%, 11/01/51	2,385	1,401,594
2.94%, 11/01/56	2,753	1,551,272
2.99%, 11/01/63	1,862	1,006,359
3.15%, 02/15/28	60	59,119
3.20%, 07/15/36(a)	843	715,728
3.25%, 11/01/39	685	533,254
3.30%, 02/01/27	952	947,675
3.40%, 04/01/30	809	783,986
3.40%, 07/15/46	512	355,881
3.45%, 02/01/50	888	593,492
3.55%, 05/01/28(a)	35	34,768
3.75%, 04/01/40	859	705,997
3.90%, 03/01/38	666	578,061
3.97%, 11/01/47	962	723,158
4.00%, 08/15/47	416	314,337
4.00%, 03/01/48	454	341,327
4.00%, 11/01/49	985	727,208
4.05%, 11/01/52	533	389,545
4.15%, 10/15/28	85	85,460
4.20%, 08/15/34	518	493,404
4.25%, 10/15/30	714	713,634
4.25%, 01/15/33	995	970,683
4.40%, 08/15/35(a)	373	354,610
4.55%, 01/15/29	25	25,416
4.60%, 10/15/38	626	579,367
4.60%, 08/15/45	387	328,798
4.65%, 02/15/33	730	729,013
4.65%, 07/15/42	354	312,178
4.70%, 10/15/48	958	800,478
4.80%, 05/15/33	520	522,422
4.95%, 05/15/32	350	357,702
4.95%, 10/15/58	488	404,744
5.10%, 06/01/29(a)	70	72,326
5.17%, 01/15/37(c)	1,461	1,435,879
5.30%, 06/01/34	655	672,603
5.30%, 05/15/35(a)	345	351,799
5.35%, 05/15/53(a)	795	714,996
5.50%, 11/15/32(a)	550	579,284
5.50%, 05/15/64(a)	615	551,287
5.65%, 06/15/35	416	434,260
5.65%, 06/01/54(a)	610	571,717
6.05%, 05/15/55(a)	505	501,042
6.45%, 03/15/37	390	429,006
6.50%, 11/15/35	405	447,762
7.05%, 03/15/33(a)	400	456,647
NBCUniversal Media LLC, 4.45%, 01/15/43	401	341,113
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	326	323,005
3.00%, 07/30/46	369	255,516
3.70%, 12/01/42	265	215,223
4.13%, 06/01/44	537	451,882

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Series B, 7.00%, 03/01/32	$300	$341,022
Series E, 4.13%, 12/01/41	266	232,020
Walt Disney Co.(The)
2.00%, 09/01/29(a)	978	915,835
2.20%, 01/13/28(a)	375	365,008
2.65%, 01/13/31	1,220	1,141,871
2.75%, 09/01/49	1,002	633,777
3.50%, 05/13/40	1,128	939,223
3.60%, 01/13/51(a)	1,376	1,020,032
3.70%, 03/23/27	190	189,856
3.80%, 03/22/30(a)	574	568,713
3.80%, 05/13/60	97	70,831
4.63%, 03/23/40(a)	572	544,504
4.70%, 03/23/50(a)	891	793,088
4.75%, 09/15/44	335	305,511
5.40%, 10/01/43	366	365,636
6.15%, 02/15/41	385	415,384
6.20%, 12/15/34(a)	432	482,269
6.40%, 12/15/35	460	516,113
6.65%, 11/15/37	708	804,981
		41,350,000
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43	235	196,341
Mining — 0.8%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	585	506,200
4.75%, 02/28/28	550	559,064
4.90%, 02/28/33	375	381,485
5.00%, 02/21/30	555	571,571
5.00%, 02/15/36(a)	125	126,325
5.00%, 09/30/43	1,321	1,257,377
5.10%, 09/08/28	360	370,117
5.13%, 02/21/32	330	341,229
5.25%, 09/08/30	505	525,661
5.25%, 09/08/33	765	791,482
5.30%, 02/21/35	485	500,421
5.50%, 09/08/53(a)	420	415,663
5.75%, 09/05/55	385	393,920
Newmont Corp.
2.60%, 07/15/32	45	40,776
4.88%, 03/15/42	130	124,250
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	90	93,709
Rio Tinto Alcan, Inc., 6.13%, 12/15/33	375	409,290
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	490	302,159
5.20%, 11/02/40	692	688,093
7.13%, 07/15/28	286	307,119
Rio Tinto Finance USA PLC
4.13%, 08/21/42	421	361,511
4.38%, 03/12/27(a)	260	261,775
4.50%, 03/14/28	435	440,151
4.75%, 03/22/42	350	326,258
4.88%, 03/14/30	785	804,777
5.00%, 03/14/32	440	452,650
5.00%, 03/09/33	240	245,603
5.13%, 03/09/53(a)	645	601,822
5.25%, 03/14/35	805	826,922
5.75%, 03/14/55	815	830,343
Security	Par (000)	Value
Mining (continued)
5.88%, 03/14/65	$585	$598,358
		14,456,081
Oil & Gas — 3.5%
BP Capital Markets America, Inc.
1.75%, 08/10/30	515	463,184
2.72%, 01/12/32	975	889,240
2.77%, 11/10/50	860	533,567
2.94%, 06/04/51	1,212	775,417
3.00%, 02/24/50	897	587,439
3.00%, 03/17/52	545	350,522
3.06%, 06/17/41	620	472,147
3.38%, 02/08/61	968	633,422
3.54%, 04/06/27	240	239,346
3.59%, 04/14/27(a)	301	300,261
3.63%, 04/06/30	602	591,132
3.94%, 09/21/28	550	550,697
4.23%, 11/06/28	988	995,502
4.70%, 04/10/29	640	653,344
4.81%, 02/13/33(a)	1,195	1,207,714
4.87%, 11/25/29	385	395,228
4.89%, 09/11/33	790	800,725
4.97%, 10/17/29	410	422,022
4.99%, 04/10/34	620	630,947
5.02%, 11/17/27	575	586,595
5.23%, 11/17/34	1,110	1,143,748
BP Capital Markets PLC
3.28%, 09/19/27	699	694,026
3.72%, 11/28/28	329	327,426
Chevron Corp.
2.00%, 05/11/27	388	380,212
2.24%, 05/11/30	964	895,415
3.08%, 05/11/50	472	321,136
Chevron USA, Inc.
1.02%, 08/12/27	273	262,513
2.34%, 08/12/50	357	208,180
3.85%, 01/15/28	925	928,738
3.95%, 08/13/27	210	210,922
4.05%, 08/13/28(a)	350	352,705
4.30%, 10/15/30	575	580,872
4.41%, 02/26/27	310	312,602
4.48%, 02/26/28	515	522,515
4.50%, 10/15/32	560	566,027
4.69%, 04/15/30	510	521,536
4.82%, 04/15/32	505	519,777
4.85%, 10/15/35(a)	490	494,932
4.98%, 04/15/35	435	443,927
ConocoPhillips Co.
3.76%, 03/15/42	359	293,884
3.80%, 03/15/52	538	398,313
4.03%, 03/15/62	825	600,983
4.30%, 11/15/44	388	329,370
4.70%, 01/15/30	700	713,467
4.85%, 01/15/32(a)	375	384,942
5.00%, 01/15/35	545	552,394
5.05%, 09/15/33(a)	650	666,881
5.30%, 05/15/53	540	504,973
5.50%, 01/15/55(a)	635	612,149
5.55%, 03/15/54	500	485,331
5.65%, 01/15/65	305	295,309
5.70%, 09/15/63	340	331,755
5.90%, 10/15/32	286	309,676

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.50%, 02/01/39(a)	$825	$926,436
6.95%, 04/15/29	443	481,383
EOG Resources, Inc.
3.90%, 04/01/35	324	301,154
4.38%, 04/15/30(a)	502	505,133
4.40%, 07/15/28	315	318,770
4.40%, 01/15/31	315	315,569
4.95%, 04/15/50(a)	375	335,767
5.00%, 07/15/32	720	737,988
5.35%, 01/15/36	630	646,518
5.65%, 12/01/54(a)	480	472,186
5.95%, 07/15/55	340	348,606
Exxon Mobil Corp.
2.44%, 08/16/29(a)	729	697,404
2.61%, 10/15/30	1,067	1,000,881
3.00%, 08/16/39	432	345,062
3.10%, 08/16/49	720	491,011
3.29%, 03/19/27	279	277,977
3.45%, 04/15/51	1,318	946,144
3.48%, 03/19/30(a)	941	921,047
3.57%, 03/06/45	515	403,624
4.11%, 03/01/46	1,234	1,030,870
4.23%, 03/19/40	982	896,542
4.33%, 03/19/50	1,364	1,142,325
Hess Corp.
4.30%, 04/01/27	90	90,358
5.60%, 02/15/41	575	595,127
5.80%, 04/01/47(a)	270	278,896
6.00%, 01/15/40	90	96,958
7.13%, 03/15/33	135	155,406
7.30%, 08/15/31	230	263,250
Shell Finance U.S., Inc.
2.38%, 11/07/29	597	563,872
2.75%, 04/06/30(a)	397	376,468
3.00%, 11/26/51(c)	443	286,923
3.13%, 11/07/49(c)	657	443,383
3.25%, 04/06/50(a)	823	568,181
3.75%, 09/12/46	673	524,147
3.88%, 11/13/28(c)	779	781,371
4.00%, 05/10/46	891	722,601
4.13%, 11/06/30(a)	300	299,596
4.13%, 05/11/35(a)	798	764,487
4.38%, 05/11/45	1,127	971,427
4.55%, 08/12/43	513	459,159
4.75%, 01/06/36	325	322,487
5.50%, 03/25/40(c)	528	538,833
6.38%, 12/15/38(c)	1,220	1,359,338
Shell International Finance BV
2.88%, 11/26/41	345	252,871
3.63%, 08/21/42	333	268,198
4.38%, 05/11/45	230	199,417
6.38%, 12/15/38	10	11,147
TotalEnergies Capital International SA
2.83%, 01/10/30	779	745,405
2.99%, 06/29/41	477	359,364
3.13%, 05/29/50	1,121	753,015
3.39%, 06/29/60	543	354,217
3.46%, 02/19/29	735	725,723
3.46%, 07/12/49	511	367,463
TotalEnergies Capital SA
3.88%, 10/11/28(a)	563	564,282
Security	Par (000)	Value
Oil & Gas (continued)
4.72%, 09/10/34	$605	$607,626
5.15%, 04/05/34	653	675,441
5.28%, 09/10/54	505	476,804
5.43%, 09/10/64	650	611,743
5.49%, 04/05/54	848	825,031
5.64%, 04/05/64	478	466,029
		60,513,528
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	594	580,064
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29(a)	383	369,919
3.34%, 12/15/27	507	502,132
4.08%, 12/15/47	563	449,012
4.49%, 05/01/30	288	290,986
		2,192,113
Pharmaceuticals — 7.8%
AbbVie, Inc.
3.20%, 11/21/29	2,715	2,634,067
4.05%, 11/21/39	1,975	1,755,807
4.25%, 11/14/28	855	863,554
4.25%, 11/21/49	2,855	2,354,060
4.30%, 05/14/36	670	640,720
4.40%, 11/06/42	1,285	1,143,495
4.45%, 05/14/46(a)	1,045	906,441
4.50%, 05/14/35	1,120	1,096,136
4.55%, 03/15/35	880	865,015
4.65%, 03/15/28	700	711,460
4.70%, 05/14/45	1,285	1,160,611
4.75%, 03/15/45	450	409,522
4.80%, 03/15/27	935	944,922
4.80%, 03/15/29	1,210	1,239,166
4.85%, 06/15/44	515	475,952
4.88%, 03/15/30	545	560,640
4.88%, 11/14/48	925	838,475
4.95%, 03/15/31(a)	1,065	1,099,778
5.05%, 03/15/34	1,540	1,578,037
5.20%, 03/15/35	530	546,435
5.35%, 03/15/44	370	365,356
5.40%, 03/15/54	1,505	1,457,690
5.50%, 03/15/64	725	701,988
5.60%, 03/15/55	395	394,594
Astrazeneca Finance LLC
1.75%, 05/28/28	755	721,236
2.25%, 05/28/31	565	513,553
4.80%, 02/26/27	500	505,023
4.85%, 02/26/29	695	713,153
4.88%, 03/03/28	560	571,736
4.88%, 03/03/33	240	246,756
4.90%, 03/03/30	290	298,861
4.90%, 02/26/31	535	552,480
5.00%, 02/26/34	790	813,059
AstraZeneca PLC
1.38%, 08/06/30	655	581,907
2.13%, 08/06/50	350	195,197
3.00%, 05/28/51	395	265,325
3.13%, 06/12/27	350	347,704
4.00%, 01/17/29	600	601,841
4.00%, 09/18/42	520	447,431
4.38%, 11/16/45	405	355,824

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.38%, 08/17/48	$350	$303,567
6.45%, 09/15/37	1,400	1,585,640
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	490	468,778
1.45%, 11/13/30(a)	765	676,525
2.35%, 11/13/40	476	336,508
2.55%, 11/13/50	698	412,264
2.95%, 03/15/32	680	629,392
3.25%, 02/27/27	235	233,673
3.25%, 08/01/42	390	298,603
3.40%, 07/26/29	903	886,669
3.45%, 11/15/27	298	297,151
3.55%, 03/15/42	725	582,117
3.70%, 03/15/52	705	516,125
3.90%, 03/15/62	475	342,868
4.13%, 06/15/39	1,060	956,766
4.25%, 10/26/49	1,942	1,583,834
4.35%, 11/15/47	660	555,157
4.55%, 02/20/48	709	610,311
4.63%, 05/15/44	450	403,575
4.90%, 02/22/29	20	20,580
5.00%, 08/15/45	405	380,249
5.10%, 02/22/31(a)	715	742,843
5.20%, 02/22/34(a)	1,215	1,257,310
5.50%, 02/22/44	250	249,969
5.55%, 02/22/54	1,365	1,333,799
5.75%, 02/01/31	600	640,373
5.90%, 11/15/33(a)	249	270,617
Eli Lilly & Co.
2.25%, 05/15/50	694	395,846
2.50%, 09/15/60	555	300,341
3.38%, 03/15/29	521	514,020
3.95%, 03/15/49	545	437,793
4.00%, 10/15/28(a)	545	548,806
4.15%, 08/14/27	345	347,421
4.15%, 03/15/59	353	277,661
4.20%, 08/14/29	575	580,761
4.25%, 03/15/31	395	396,884
4.50%, 02/09/27(a)	500	503,919
4.50%, 02/09/29	565	575,503
4.55%, 02/12/28	545	553,928
4.55%, 10/15/32	505	511,575
4.60%, 08/14/34	620	620,591
4.70%, 02/27/33	505	514,428
4.70%, 02/09/34	780	788,017
4.75%, 02/12/30	525	538,640
4.88%, 02/27/53	625	567,812
4.90%, 02/12/32	530	548,209
4.90%, 10/15/35	580	586,849
4.95%, 02/27/63	470	421,000
5.00%, 02/09/54	610	563,443
5.05%, 08/14/54	670	624,032
5.10%, 02/12/35	625	644,251
5.10%, 02/09/64	830	761,371
5.20%, 08/14/64	370	344,828
5.50%, 02/12/55	645	641,895
5.55%, 10/15/55(a)	440	441,275
5.60%, 02/12/65	390	387,471
5.65%, 10/15/65	445	444,799
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	585	574,111
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	$980	$981,709
4.20%, 03/18/43	209	182,716
4.50%, 04/15/30	290	294,485
4.88%, 04/15/35	335	337,842
5.38%, 04/15/34	331	349,152
6.38%, 05/15/38	1,414	1,583,487
Johnson & Johnson
0.95%, 09/01/27(a)	735	705,515
1.30%, 09/01/30	890	793,402
2.10%, 09/01/40	610	429,067
2.25%, 09/01/50	595	349,330
2.45%, 09/01/60(a)	430	235,575
2.90%, 01/15/28(a)	754	744,165
2.95%, 03/03/27(a)	383	380,340
3.40%, 01/15/38	545	477,053
3.50%, 01/15/48	394	301,976
3.55%, 03/01/36	515	471,798
3.63%, 03/03/37	908	820,977
3.70%, 03/01/46	1,053	849,640
3.75%, 03/03/47(a)	563	451,947
4.38%, 12/05/33	400	403,906
4.50%, 03/01/27	410	413,875
4.50%, 09/01/40	392	377,126
4.50%, 12/05/43	315	291,748
4.55%, 03/01/28	440	447,854
4.70%, 03/01/30	510	524,809
4.80%, 06/01/29	605	624,025
4.85%, 03/01/32	665	688,811
4.90%, 06/01/31	585	608,419
4.95%, 05/15/33(a)	158	165,807
4.95%, 06/01/34	495	517,843
5.00%, 03/01/35(a)	725	751,963
5.25%, 06/01/54(a)	465	464,839
5.85%, 07/15/38	371	406,095
5.95%, 08/15/37	256	283,454
McKesson Corp.
4.25%, 09/15/29	275	276,407
4.65%, 05/30/30	320	325,002
4.95%, 05/30/32	390	400,638
5.10%, 07/15/33	265	273,004
5.25%, 05/30/35(a)	390	402,462
Mead Johnson Nutrition Co., 4.60%, 06/01/44	255	226,695
Merck & Co., Inc.
1.45%, 06/24/30	890	797,172
1.70%, 06/10/27(a)	745	726,927
2.15%, 12/10/31	970	865,232
2.35%, 06/24/40	536	385,210
2.45%, 06/24/50	645	377,365
2.75%, 12/10/51	1,111	682,942
2.90%, 12/10/61	640	369,704
3.40%, 03/07/29	588	579,513
3.60%, 09/15/42	319	256,939
3.70%, 02/10/45	1,020	808,001
3.85%, 09/15/27	385	386,152
3.85%, 03/15/29(a)	425	424,788
3.90%, 03/07/39	545	484,518
4.00%, 03/07/49	656	522,077
4.15%, 09/15/30(a)	555	556,034
4.15%, 03/15/31	350	348,586
4.15%, 05/18/43	563	482,930

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.30%, 05/17/30	$525	$529,594
4.45%, 12/04/32	190	190,236
4.50%, 05/17/33(a)	855	859,368
4.55%, 09/15/32(a)	415	419,016
4.75%, 12/04/35	270	267,612
4.90%, 05/17/44	195	182,601
4.95%, 09/15/35	545	550,544
5.00%, 05/17/53	650	592,929
5.15%, 05/17/63	545	494,623
5.50%, 03/15/46	295	293,129
5.55%, 12/04/55	490	482,176
5.70%, 09/15/55	1,060	1,064,057
5.70%, 12/04/65	480	472,883
6.50%, 12/01/33	543	609,633
Merck & Co.,Inc.
1.90%, 12/10/28	520	494,010
4.05%, 05/17/28(a)	330	332,353
Novartis Capital Corp.
2.00%, 02/14/27(b)	625	614,464
2.20%, 08/14/30(b)	740	684,443
2.75%, 08/14/50(b)	534	340,799
3.10%, 05/17/27(b)	495	491,288
3.70%, 09/21/42(b)	288	238,254
3.80%, 09/18/29(b)	495	493,332
3.90%, 11/05/28(b)	465	466,373
4.00%, 09/18/31(a)(b)	510	507,792
4.00%, 11/20/45(a)(b)	635	528,654
4.10%, 11/05/30(b)	340	339,966
4.20%, 09/18/34(b)	625	610,029
4.30%, 11/05/32(b)	285	283,735
4.40%, 05/06/44(b)	900	798,660
4.60%, 11/05/35(b)	285	282,190
4.70%, 09/18/54(b)	410	363,586
5.30%, 11/05/55(b)	20	19,328
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	1,915	1,934,106
4.65%, 05/19/30	1,465	1,492,407
4.75%, 05/19/33	2,570	2,596,425
5.11%, 05/19/43	1,475	1,417,193
5.30%, 05/19/53	2,875	2,724,385
5.34%, 05/19/63	2,025	1,881,512
Pfizer, Inc.
1.70%, 05/28/30(a)	580	525,208
1.75%, 08/18/31	645	568,112
2.55%, 05/28/40	544	399,292
2.63%, 04/01/30	650	613,476
2.70%, 05/28/50(a)	488	305,070
3.45%, 03/15/29	721	713,471
3.60%, 09/15/28(a)	395	394,294
3.88%, 11/15/27	205	205,703
3.90%, 03/15/39	458	404,031
4.00%, 12/15/36(a)	590	551,931
4.00%, 03/15/49	779	623,574
4.10%, 09/15/38(a)	502	458,385
4.13%, 12/15/46	699	576,200
4.20%, 11/15/30	295	295,553
4.20%, 09/15/48	670	553,006
4.30%, 06/15/43	419	365,776
4.40%, 05/15/44	554	493,954
4.50%, 11/15/32	485	486,342
4.88%, 11/15/35	540	540,119
Security	Par (000)	Value
Pharmaceuticals (continued)
5.60%, 11/15/55(a)	$195	$193,744
5.70%, 11/15/65	200	197,154
7.20%, 03/15/39	1,217	1,447,939
Pharmacia LLC, 6.60%, 12/01/28	424	453,977
Sanofi SA
3.63%, 06/19/28	648	646,496
4.20%, 11/03/32	265	263,294
Wyeth LLC
5.95%, 04/01/37	786	844,784
6.00%, 02/15/36	376	406,143
6.50%, 02/01/34	427	477,892
		134,625,403
Pipelines — 0.8%
Enterprise Products Operating LLC
2.80%, 01/31/30	665	631,987
3.13%, 07/31/29	675	655,201
3.20%, 02/15/52	550	364,817
3.30%, 02/15/53	410	274,968
3.70%, 01/31/51	530	389,658
3.95%, 02/15/27	100	100,057
3.95%, 01/31/60	440	321,309
4.15%, 10/16/28	590	593,697
4.20%, 01/31/50	700	563,416
4.25%, 02/15/48	755	619,455
4.30%, 06/20/28	400	403,432
4.45%, 02/15/43	730	639,770
4.60%, 01/15/31(a)	570	577,318
4.80%, 02/01/49	680	598,379
4.85%, 01/31/34(a)	560	564,741
4.85%, 08/15/42	415	384,103
4.85%, 03/15/44	740	676,728
4.90%, 05/15/46	580	526,726
4.95%, 02/15/35(a)	395	399,205
5.10%, 02/15/45	645	605,375
5.20%, 01/15/36	695	706,747
5.35%, 01/31/33	590	615,591
5.55%, 02/16/55	690	670,518
5.70%, 02/15/42	250	254,013
5.95%, 02/01/41	385	402,315
6.13%, 10/15/39	115	123,347
6.45%, 09/01/40	300	331,765
Series D, 6.88%, 03/01/33	395	447,710
		13,442,348
Private Equity — 0.1%
Brookfield Finance, Inc., 5.81%, 03/03/55	230	227,626
Carlyle Group, Inc. (The), 5.05%, 09/19/35(a)	340	334,527
KKR & Co., Inc., 5.10%, 08/07/35(a)	425	420,711
		982,864
Real Estate Investment Trusts — 1.7%
AvalonBay Communities, Inc.
2.05%, 01/15/32	485	426,551
2.30%, 03/01/30(a)	465	431,710
2.45%, 01/15/31	316	288,891
Camden Property Trust
2.80%, 05/15/30	287	270,872
3.15%, 07/01/29	455	440,355
ERP Operating LP
1.85%, 08/01/31(a)	390	344,749
2.50%, 02/15/30	320	300,582
3.00%, 07/01/29	441	426,069

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 03/01/28	$371	$367,823
4.50%, 07/01/44	372	331,663
4.65%, 09/15/34	145	143,154
4.95%, 06/15/32(a)	345	352,804
Kimco Realty OP LLC
2.25%, 12/01/31	50	44,401
2.70%, 10/01/30	40	37,519
3.20%, 04/01/32	190	176,324
4.25%, 04/01/45	150	126,569
4.60%, 02/01/33	70	69,686
4.85%, 03/01/35	145	143,932
5.30%, 02/01/36(a)	10	10,213
6.40%, 03/01/34	130	142,966
Mid-America Apartments LP
3.60%, 06/01/27	330	328,756
3.95%, 03/15/29	280	278,670
Prologis LP
1.25%, 10/15/30	630	551,602
2.13%, 04/15/27	310	303,827
2.13%, 10/15/50	252	136,072
2.25%, 04/15/30	523	485,629
3.00%, 04/15/50	375	246,560
4.63%, 01/15/33(a)	560	562,862
4.75%, 01/15/31	80	81,706
4.75%, 06/15/33	420	422,072
4.88%, 06/15/28(a)	340	347,849
5.00%, 03/15/34	430	436,732
5.00%, 01/31/35	255	257,471
5.13%, 01/15/34	279	285,281
5.25%, 05/15/35	355	364,684
5.25%, 06/15/53	459	436,620
5.25%, 03/15/54	440	417,805
Public Storage Operating Co.
1.85%, 05/01/28	427	408,145
1.95%, 11/09/28	355	336,578
2.25%, 11/09/31	350	312,990
2.30%, 05/01/31	419	379,426
3.09%, 09/15/27	297	294,041
3.39%, 05/01/29	174	170,785
5.10%, 08/01/33	290	299,280
5.13%, 01/15/29(a)	160	165,243
5.35%, 08/01/53	475	458,480
Realty Income Corp.
2.85%, 12/15/32	395	354,429
3.10%, 12/15/29	411	396,723
3.25%, 06/15/29	225	219,046
3.25%, 01/15/31	611	580,466
3.40%, 01/15/28	335	331,594
3.65%, 01/15/28	300	298,602
3.95%, 08/15/27	315	315,272
4.65%, 03/15/47	381	336,459
4.85%, 03/15/30(a)	330	338,302
4.90%, 07/15/33(a)	370	373,999
5.13%, 02/15/34	510	520,971
5.13%, 04/15/35	190	192,943
5.38%, 09/01/54	170	163,856
5.63%, 10/13/32(a)	355	375,882
Regency Centers LP, 3.70%, 06/15/30	135	132,112
Simon Property Group LP
1.75%, 02/01/28	350	336,151
2.20%, 02/01/31	277	250,438
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.25%, 01/15/32	$330	$291,705
2.45%, 09/13/29	835	790,128
2.65%, 07/15/30	392	367,232
2.65%, 02/01/32(a)	410	369,584
3.25%, 09/13/49	480	330,726
3.38%, 06/15/27	430	427,418
3.38%, 12/01/27	475	471,453
3.80%, 07/15/50	423	319,004
4.25%, 11/30/46	315	263,188
4.30%, 01/15/31	175	174,549
4.38%, 10/01/30	365	366,585
4.75%, 09/26/34	565	560,302
4.75%, 03/15/42	306	281,681
5.13%, 10/01/35	395	399,371
5.50%, 03/08/33	450	472,252
5.85%, 03/08/53(a)	295	300,456
6.25%, 01/15/34	300	327,714
6.65%, 01/15/54	275	307,756
6.75%, 02/01/40	416	476,050
Welltower OP LLC
2.05%, 01/15/29	85	80,481
2.70%, 02/15/27(a)	45	44,477
2.75%, 01/15/31(a)	165	153,470
2.75%, 01/15/32(a)	405	368,652
2.80%, 06/01/31	185	171,183
3.10%, 01/15/30	275	263,661
3.85%, 06/15/32	555	536,091
4.13%, 03/15/29	120	120,310
4.25%, 04/15/28	100	100,679
4.50%, 07/01/30	465	469,415
4.95%, 09/01/48	280	260,351
5.13%, 07/01/35(a)	725	736,128
		29,765,296
Retail — 2.2%
Costco Wholesale Corp.
1.38%, 06/20/27	607	589,237
1.60%, 04/20/30	917	831,397
1.75%, 04/20/32	520	450,882
3.00%, 05/18/27	333	330,662
Home Depot, Inc.(The)
0.90%, 03/15/28	115	108,587
1.38%, 03/15/31	595	517,216
1.50%, 09/15/28	652	616,155
1.88%, 09/15/31	462	407,637
2.38%, 03/15/51	685	394,009
2.50%, 04/15/27	398	392,393
2.70%, 04/15/30	772	730,810
2.75%, 09/15/51	522	323,677
2.80%, 09/14/27	450	443,635
2.88%, 04/15/27	270	267,415
2.95%, 06/15/29	862	835,909
3.13%, 12/15/49	702	478,769
3.25%, 04/15/32	710	668,765
3.30%, 04/15/40	697	568,709
3.35%, 04/15/50	708	501,329
3.50%, 09/15/56	278	194,023
3.63%, 04/15/52	775	568,062
3.75%, 09/15/28	295	295,046
3.90%, 12/06/28(a)	588	590,003
3.90%, 06/15/47	560	445,565
3.95%, 09/15/30(a)	265	263,602

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.20%, 04/01/43	$541	$469,818
4.25%, 04/01/46	782	661,527
4.40%, 03/15/45	527	458,812
4.50%, 09/15/32(a)	725	733,071
4.50%, 12/06/48	822	709,981
4.65%, 09/15/35	375	370,490
4.75%, 06/25/29	675	691,829
4.85%, 06/25/31	380	392,691
4.88%, 06/25/27	475	482,550
4.88%, 02/15/44	547	511,377
4.90%, 04/15/29	420	431,933
4.95%, 06/25/34(a)	805	820,785
4.95%, 09/15/52(a)	550	502,889
5.30%, 06/25/54	764	733,388
5.40%, 09/15/40	235	241,790
5.40%, 06/25/64	360	344,416
5.88%, 12/16/36	1,319	1,424,106
5.95%, 04/01/41	500	535,882
Target Corp.
2.35%, 02/15/30	535	501,070
2.95%, 01/15/52(a)	575	369,238
3.38%, 04/15/29	607	596,672
3.63%, 04/15/46	386	294,608
3.90%, 11/15/47	76	59,940
4.00%, 07/01/42	570	481,251
4.35%, 06/15/28	305	309,104
4.40%, 01/15/33	260	259,448
4.50%, 09/15/32(a)	515	519,955
4.50%, 09/15/34	310	306,172
4.80%, 01/15/53(a)	590	526,122
5.00%, 04/15/35(a)	420	424,044
5.25%, 02/15/36(a)	265	271,166
7.00%, 01/15/38	300	350,719
TJX Companies, Inc.(The)
1.15%, 05/15/28	257	242,161
1.60%, 05/15/31	145	127,279
Walmart, Inc.
2.50%, 09/22/41	560	404,734
2.65%, 09/22/51	635	398,427
2.95%, 09/24/49	330	224,686
3.25%, 07/08/29	388	382,032
3.70%, 06/26/28(a)	645	646,483
3.90%, 04/15/28	375	376,852
3.95%, 06/28/38	175	162,359
4.00%, 04/15/30	330	332,166
4.05%, 06/29/48	856	712,261
4.10%, 04/28/27(a)	395	397,704
4.10%, 04/15/33	630	626,413
4.15%, 09/09/32(a)	470	471,985
4.35%, 04/28/30	525	533,311
4.50%, 09/09/52	500	439,107
4.50%, 04/15/53	790	696,658
4.90%, 04/28/35(a)	665	680,578
5.25%, 09/01/35	630	665,196
5.63%, 04/01/40	335	356,818
5.63%, 04/15/41	300	317,249
6.20%, 04/15/38	400	449,270
6.50%, 08/15/37	610	704,572
		37,948,639
Security	Par (000)	Value
Semiconductors — 2.9%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	$230	$225,267
4.32%, 03/24/28	380	384,397
4.39%, 06/01/52(a)	230	193,144
Analog Devices, Inc.
1.70%, 10/01/28	371	350,799
2.10%, 10/01/31	525	466,548
2.80%, 10/01/41	270	198,152
2.95%, 10/01/51	555	359,733
4.25%, 06/15/28	440	443,386
4.50%, 06/15/30	380	384,973
5.05%, 04/01/34	285	293,795
5.30%, 04/01/54	295	283,961
Applied Materials, Inc.
1.75%, 06/01/30	235	212,604
2.75%, 06/01/50(a)	482	310,325
3.30%, 04/01/27(a)	575	572,208
4.00%, 01/15/31	310	307,129
4.35%, 04/01/47	534	461,042
4.80%, 06/15/29	485	497,609
5.10%, 10/01/35(a)	272	279,894
5.85%, 06/15/41	155	164,724
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	5	4,970
Broadcom, Inc.
1.95%, 02/15/28(a)	65	62,604
2.45%, 02/15/31	30	27,447
3.14%, 11/15/35(c)	5,000	4,301,068
3.19%, 11/15/36(c)	195	165,097
3.42%, 04/15/33	35	32,316
3.47%, 04/15/34	315	286,455
3.50%, 02/15/41	1,680	1,363,531
3.75%, 02/15/51(a)	485	366,223
4.00%, 04/15/29(c)	85	84,761
4.15%, 11/15/30	250	248,478
4.15%, 04/15/32(c)	45	43,997
4.30%, 01/15/31	200	199,823
4.30%, 11/15/32(a)	160	157,746
4.35%, 02/15/30	190	191,117
4.55%, 02/15/32	55	54,965
4.60%, 07/15/30	30	30,411
4.60%, 01/15/33	400	398,618
4.75%, 04/15/29(a)	215	219,016
4.80%, 04/15/28	30	30,587
4.80%, 10/15/34	4,440	4,429,556
4.80%, 02/15/36	245	241,678
4.90%, 07/15/32	5,515	5,625,016
4.90%, 02/15/38	395	386,462
4.93%, 05/15/37(c)	1,755	1,728,844
4.95%, 01/15/36	160	159,753
5.05%, 07/12/27(a)	18	18,318
5.05%, 07/12/29	40	41,206
5.05%, 04/15/30	55	56,668
5.15%, 11/15/31	10	10,370
5.20%, 04/15/32	70	72,461
5.20%, 07/15/35	130	132,805
5.70%, 01/15/56	150	151,110
KLA Corp.
3.30%, 03/01/50	385	269,685
4.10%, 03/15/29	415	416,590
4.65%, 07/15/32(a)	560	568,507

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.70%, 02/01/34	$295	$295,801
4.95%, 07/15/52(a)	687	625,982
5.25%, 07/15/62	450	417,887
Lam Research Corp.
1.90%, 06/15/30	425	386,933
2.88%, 06/15/50	296	192,540
3.13%, 06/15/60	352	219,200
4.00%, 03/15/29	495	495,178
4.88%, 03/15/49	362	333,008
NVIDIA Corp.
1.55%, 06/15/28	550	523,789
2.00%, 06/15/31	650	585,583
2.85%, 04/01/30	831	794,240
3.50%, 04/01/40	540	455,924
3.50%, 04/01/50(a)	962	712,903
3.70%, 04/01/60	340	248,344
QUALCOMM, Inc.
1.30%, 05/20/28	567	536,451
1.65%, 05/20/32(a)	400	340,795
2.15%, 05/20/30	608	560,325
3.25%, 05/20/27	430	427,803
3.25%, 05/20/50	388	267,108
4.25%, 05/20/32	285	284,175
4.30%, 05/20/47	724	604,867
4.50%, 05/20/30	275	279,221
4.50%, 05/20/52	510	428,522
4.65%, 05/20/35(a)	376	375,975
4.80%, 05/20/45	702	639,763
5.00%, 05/20/35	275	278,107
5.40%, 05/20/33	390	411,433
6.00%, 05/20/53	605	634,074
Texas Instruments, Inc.
1.75%, 05/04/30	444	404,479
1.90%, 09/15/31	349	309,949
2.25%, 09/04/29	345	325,904
2.70%, 09/15/51	220	134,756
2.90%, 11/03/27(a)	221	218,661
3.88%, 03/15/39	390	346,971
4.15%, 05/15/48	706	583,660
4.50%, 05/23/30	275	279,310
4.60%, 02/08/27	420	423,507
4.60%, 02/15/28	370	375,746
4.60%, 02/08/29	275	281,057
4.85%, 02/08/34	285	291,721
4.90%, 03/14/33	480	494,443
5.00%, 03/14/53	325	298,811
5.05%, 05/18/63	750	675,168
5.10%, 05/23/35	325	334,383
5.15%, 02/08/54(a)	380	360,017
TSMC Arizona Corp.
2.50%, 10/25/31	848	772,996
3.13%, 10/25/41	465	375,620
3.25%, 10/25/51(a)	525	395,665
3.88%, 04/22/27	435	435,324
4.13%, 04/22/29	305	305,908
4.25%, 04/22/32	290	289,544
4.50%, 04/22/52(a)	445	415,583
Xilinx, Inc., 2.38%, 06/01/30	408	379,529
		50,832,592
Security	Par (000)	Value
Software — 1.3%
Adobe, Inc.
2.15%, 02/01/27	$459	$452,227
2.30%, 02/01/30	635	594,315
4.75%, 01/17/28	275	280,270
4.80%, 04/04/29	430	441,455
4.85%, 04/04/27	185	187,327
4.95%, 01/17/30	385	398,285
4.95%, 04/04/34(a)	455	466,796
5.30%, 01/17/35(a)	170	178,264
Cadence Design Systems, Inc.
4.20%, 09/10/27	225	226,030
4.30%, 09/10/29	520	523,164
4.70%, 09/10/34	425	422,483
Intuit, Inc.
1.35%, 07/15/27	150	145,040
1.65%, 07/15/30	240	215,545
5.13%, 09/15/28	225	231,551
5.20%, 09/15/33	565	585,839
5.50%, 09/15/53(a)	615	592,902
Microsoft Corp.
2.50%, 09/15/50	535	322,406
2.53%, 06/01/50	3,099	1,877,595
2.68%, 06/01/60	1,853	1,050,932
2.92%, 03/17/52	3,119	2,031,597
3.04%, 03/17/62	954	587,874
3.30%, 02/06/27	1,887	1,880,664
3.45%, 08/08/36	945	856,477
3.50%, 02/12/35(a)	445	417,125
3.70%, 08/08/46	849	676,550
4.00%, 02/12/55(a)	285	225,783
4.10%, 02/06/37	508	488,157
4.20%, 11/03/35(a)	610	604,659
4.25%, 02/06/47	570	498,839
4.45%, 11/03/45(a)	350	319,156
4.50%, 02/06/57(a)	525	464,660
5.20%, 06/01/39	280	291,140
5.30%, 02/08/41	445	457,366
Salesforce, Inc.
1.50%, 07/15/28	515	488,813
1.95%, 07/15/31	820	728,867
2.70%, 07/15/41	590	422,862
2.90%, 07/15/51	965	603,538
3.05%, 07/15/61	665	395,397
3.70%, 04/11/28	748	748,212
ServiceNow, Inc., 1.40%, 09/01/30	785	691,905
		23,072,067
Telecommunications — 0.9%
America Movil SAB de CV
2.88%, 05/07/30	435	408,271
3.63%, 04/22/29	488	477,796
4.38%, 07/16/42	404	350,790
4.38%, 04/22/49	345	287,938
4.70%, 07/21/32	303	302,458
5.00%, 01/20/33	275	278,276
6.13%, 03/30/40	1,527	1,613,663
6.38%, 03/01/35	447	490,532
Cisco Systems, Inc.
4.55%, 02/24/28	310	314,899
4.75%, 02/24/30	585	600,092
4.80%, 02/26/27	900	909,942
4.85%, 02/26/29	1,220	1,251,199

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.95%, 02/26/31	$1,090	$1,127,412
4.95%, 02/24/32	540	556,863
5.05%, 02/26/34	1,270	1,302,279
5.10%, 02/24/35	615	630,435
5.30%, 02/26/54	1,015	970,805
5.35%, 02/26/64	505	477,804
5.50%, 01/15/40	946	978,596
5.50%, 02/24/55	340	335,515
5.90%, 02/15/39	978	1,051,662
		14,717,227
Transportation — 2.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	370	232,538
3.05%, 02/15/51	484	319,519
3.25%, 06/15/27	544	540,882
3.30%, 09/15/51	481	332,534
3.55%, 02/15/50	436	319,058
3.90%, 08/01/46	403	322,492
4.05%, 06/15/48	358	289,618
4.13%, 06/15/47	400	329,482
4.15%, 04/01/45	547	458,939
4.15%, 12/15/48	335	273,845
4.38%, 09/01/42	352	312,305
4.40%, 03/15/42	332	296,590
4.45%, 03/15/43	427	378,996
4.45%, 01/15/53(a)	500	420,630
4.55%, 09/01/44	405	359,740
4.70%, 09/01/45	428	387,742
4.90%, 04/01/44	499	469,169
5.05%, 03/01/41(a)	437	429,965
5.15%, 09/01/43	329	318,633
5.20%, 04/15/54	745	701,050
5.40%, 06/01/41	230	233,439
5.50%, 03/15/55	620	609,892
5.55%, 03/15/56	365	360,486
5.75%, 05/01/40	321	338,569
5.80%, 03/15/56	470	481,655
6.15%, 05/01/37	265	292,872
Canadian National Railway Co.
2.45%, 05/01/50	205	122,490
3.20%, 08/02/46	321	232,420
3.65%, 02/03/48	216	165,027
3.85%, 08/05/32	395	382,888
4.38%, 09/18/34	430	422,326
4.40%, 08/05/52(a)	345	293,013
4.45%, 01/20/49	331	284,000
6.25%, 08/01/34	350	385,559
CSX Corp.
2.50%, 05/15/51	165	98,408
3.25%, 06/01/27	270	268,052
3.35%, 09/15/49	255	180,512
3.80%, 03/01/28	245	244,813
3.80%, 11/01/46	485	380,880
3.80%, 04/15/50	290	220,384
3.95%, 05/01/50	315	245,668
4.10%, 11/15/32(a)	530	521,803
4.10%, 03/15/44	440	370,157
4.25%, 03/15/29	620	625,604
4.25%, 11/01/66	290	222,656
4.30%, 03/01/48	415	346,868
4.50%, 11/15/52(a)	470	399,427
Security	Par (000)	Value
Transportation (continued)
4.65%, 03/01/68	$320	$262,538
4.75%, 05/30/42	290	268,329
4.75%, 11/15/48	310	275,843
4.90%, 03/15/55(a)	295	264,952
5.05%, 06/15/35	510	518,357
5.20%, 11/15/33	375	389,384
5.50%, 04/15/41	265	270,901
6.15%, 05/01/37	295	322,943
6.22%, 04/30/40	285	312,633
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	392	341,810
Union Pacific Corp.
2.15%, 02/05/27	205	201,682
2.38%, 05/20/31	460	420,831
2.40%, 02/05/30	365	341,929
2.80%, 02/14/32(a)	685	630,258
2.89%, 04/06/36	310	261,863
2.95%, 03/10/52	430	274,090
2.97%, 09/16/62(a)	535	312,450
3.00%, 04/15/27	265	262,665
3.20%, 05/20/41	500	391,513
3.25%, 02/05/50	855	590,720
3.38%, 02/14/42	230	180,400
3.50%, 02/14/53(a)	685	484,988
3.55%, 08/15/39	215	182,997
3.55%, 05/20/61	345	231,165
3.60%, 09/15/37	155	137,434
3.70%, 03/01/29	300	297,985
3.75%, 02/05/70	401	272,227
3.80%, 10/01/51	550	413,944
3.80%, 04/06/71	440	300,242
3.84%, 03/20/60	955	689,008
3.85%, 02/14/72	185	127,833
3.95%, 09/10/28	805	806,821
3.95%, 08/15/59	305	226,817
4.00%, 04/15/47	260	208,773
4.05%, 03/01/46	275	223,787
4.10%, 09/15/67	270	199,372
4.30%, 03/01/49	325	269,731
4.50%, 01/20/33	445	448,259
4.95%, 09/09/52	360	327,919
4.95%, 05/15/53	225	203,942
5.10%, 02/20/35(a)	650	668,478
5.60%, 12/01/54(a)	335	333,569
United Parcel Service, Inc.
3.05%, 11/15/27	350	346,185
3.40%, 03/15/29	598	589,935
3.40%, 11/15/46	195	143,615
3.40%, 09/01/49	458	324,445
3.75%, 11/15/47	228	175,867
4.25%, 03/15/49	423	348,244
4.45%, 04/01/30	596	606,038
4.65%, 10/15/30(a)	485	496,525
4.88%, 03/03/33(a)	510	524,190
4.88%, 11/15/40	209	201,592
5.05%, 03/03/53(a)	575	524,644
5.15%, 05/22/34(a)	455	471,927
5.20%, 04/01/40	218	219,781
5.25%, 05/14/35(a)	400	414,208
5.30%, 04/01/50(a)	679	649,660
5.50%, 05/22/54(a)	605	587,739

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.60%, 05/22/64	$330	$318,239
5.95%, 05/14/55	645	665,588
6.05%, 05/14/65	515	531,768
6.20%, 01/15/38	696	768,188
Walmart, Inc.
1.50%, 09/22/28	587	556,196
1.80%, 09/22/31	1,205	1,074,688
3.95%, 09/09/27	382	384,041
		41,298,280
Total Long-Term Investments — 97.8% (Cost: $1,759,563,199)		1,696,392,179
	Shares
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	120,327,901	120,388,065
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	14,940,000	14,940,000
Total Short-Term Securities — 7.8% (Cost: $135,281,365)		135,328,065
Total Investments — 105.6% (Cost: $1,894,844,564)		1,831,720,244
Liabilities in Excess of Other Assets — (5.6)%		(97,199,253)
Net Assets — 100.0%		$1,734,520,991

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$114,422,027	$5,965,949 (a)	$—	$905	$(816)	$120,388,065	120,327,901	$78,966 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,740,000	11,200,000 (a)	—	—	—	14,940,000	14,940,000	122,396	—
				$905	$(816)	$135,328,065		$201,362	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Aaa - A Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,696,392,179	$—	$1,696,392,179
Short-Term Securities
Money Market Funds	135,328,065	—	—	135,328,065
	$135,328,065	$1,696,392,179	$—	$1,831,720,244

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate